BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
April 30, 2023
Schedule of Investments
(unaudited)
April 30, 2023
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 3.5%
(a)(b)
ACAS CLO Ltd., Series 2015-1A, Class
AR3, (3-mo. LIBOR USD at 0.89%
Floor + 0.89%), 6.15%, 10/18/28 . USD 786 $ 777,244
Allegro CLO V Ltd., Series 2017-1A,
Class AR, (3-mo. LIBOR USD at
0.95% Floor + 0.95%), 6.21%,
10/16/30 ................. 474 467,063
Apidos CLO XXIV, Series 2016-24A,
Class A1AL, (3-mo. LIBOR USD
at 0.95% Floor + 0.95%), 6.20%,
10/20/30 ................. 250 246,379
Apidos CLO XXVII, Series 2017-27A,
Class A1R, (3-mo. LIBOR USD
at 0.93% Floor + 0.93%), 6.19%,
07/17/30 ................. 494 489,284
Bain Capital Credit CLO Ltd., Series
2018-1A, Class A1, (3-mo. LIBOR
USD + 0.96%), 6.23%, 04/23/31 .. 1,000 988,127
Benefit Street Partners CLO II Ltd.,
Series 2013-IIA, Class A1R2, (3-
mo. LIBOR USD at 0.87% Floor +
0.87%), 6.13%, 07/15/29 ....... 401 397,775
BlueMountain CLO Ltd., Series 2013-
2A, Class A1R, (3-mo. LIBOR USD
+ 1.18%), 6.45%, 10/22/30 ..... 1,748 1,731,351
Carlyle Global Market Strategies CLO
Ltd., Series 2014-1A, Class A1R2,
(3-mo. LIBOR USD at 0.97% Floor +
0.97%), 6.23%, 04/17/31 ....... 1,246 1,230,656
Carlyle US CLO Ltd., Series 2018-1A,
Class A1, (3-mo. LIBOR USD +
1.02%), 6.27%, 04/20/31 ....... 750 741,911
Cedar Funding IX CLO Ltd., Series
2018-9A, Class A1, (3-mo. LIBOR
USD at 0.98% Floor + 0.98%),
6.23%, 04/20/31 ............ 1,000 989,282
Cedar Funding VII CLO Ltd., Series
2018-7A, Class A1, (3-mo. LIBOR
USD at 1.00% Floor + 1.00%),
6.25%, 01/20/31 ............ 992 981,241
CIFC Funding Ltd.
Series 2014-2RA, Class A1, (3-mo.
LIBOR USD at 1.05% Floor +
1.05%), 6.32%, 04/24/30 .... 915 907,623
Series 2015-3A, Class AR, (3-mo.
LIBOR USD at 0.87% Floor +
0.87%), 6.14%, 04/19/29 .... 217 214,918
Series 2017-1A, Class AR, (3-mo.
LIBOR USD at 1.01% Floor +
1.01%), 6.27%, 04/23/29 .... 1,599 1,586,578
Series 2017-2A, Class AR, (3-mo.
LIBOR USD at 0.95% Floor +
0.95%), 6.20%, 04/20/30 .... 489 484,141
Series 2017-4A, Class A1R, (3-mo.
LIBOR USD at 0.95% Floor +
0.95%), 6.22%, 10/24/30 .... 476 470,542
Series 2018-2A, Class A1, (3-mo.
LIBOR USD + 1.04%), 6.29%,
04/20/31 ............... 1,000 990,126
Dryden 30 Senior Loan Fund, Series
2013-30A, Class AR, (3-mo. LIBOR
USD at 0.82% Floor + 0.82%),
5.68%, 11/15/28 ............ 752 746,226
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Dryden 36 Senior Loan Fund, Series
2014-36A, Class AR3, (3-mo. LIBOR
USD at 1.02% Floor + 1.02%),
6.27%, 04/15/29 ............ USD 1,219 $ 1,210,278
Dryden XXVIII Senior Loan Fund,
Series 2013-28A, Class A1LR,
(3-mo. LIBOR USD at 1.20% Floor +
1.20%), 6.06%, 08/15/30 ....... 924 918,647
Galaxy XVIII CLO Ltd., Series 2018-
28A, Class A1, (3-mo. LIBOR USD
at 1.10% Floor + 1.10%), 6.36%,
07/15/31 ................. 1,500 1,478,547
Galaxy XXIII CLO Ltd., Series 2017-
23A, Class AR, (3-mo. LIBOR USD
at 0.87% Floor + 0.87%), 6.14%,
04/24/29 ................. 596 588,438
Galaxy XXVII CLO Ltd., Series 2018-
27A, Class A, (3-mo. LIBOR USD
at 1.02% Floor + 1.02%), 5.89%,
05/16/31 ................. 1,000 986,437
Generate CLO 2 Ltd., Series 2A, Class
AR, (3-mo. LIBOR USD at 1.15%
Floor + 1.15%), 6.42%, 01/22/31 . 2,980 2,949,933
Madison Park Funding XLI Ltd., Series
12A, Class AR, (3-mo. LIBOR USD
+ 0.83%), 6.10%, 04/22/27 ..... 1,364 1,352,091
Madison Park Funding XVIII Ltd.,
Series 2015-18A, Class ARR, (3-
mo. LIBOR USD at 0.94% Floor +
0.94%), 6.20%, 10/21/30 ....... 496 489,753
Madison Park Funding XXIII Ltd.,
Series 2017-23A, Class AR, (3-mo.
LIBOR USD at 0.97% Floor +
0.97%), 6.26%, 07/27/31 ....... 492 486,899
Madison Park Funding XXV Ltd., Series
2017-25A, Class A1R, (3-mo. LIBOR
USD at 0.97% Floor + 0.97%),
6.23%, 04/25/29 ............ 976 965,373
Madison Park Funding XXVI Ltd.,
Series 2017-26A, Class AR, (3-mo.
LIBOR USD + 1.20%), 6.00%,
07/29/30 ................. 1,992 1,980,332
Neuberger Berman CLO XV, Series
2013-15A, Class A1R2, (3-mo.
LIBOR USD at 0.92% Floor +
0.92%), 6.18%, 10/15/29 ....... 492 486,375
Neuberger Berman CLO XVII Ltd.,
Series 2014-17A, Class AR2, (3-
mo. LIBOR USD at 1.03% Floor +
1.03%), 6.30%, 04/22/29 ....... 723 716,016
Neuberger Berman Loan Advisers CLO
26 Ltd., Series 2017-26A, Class AR,
(3-mo. LIBOR USD at 0.92% Floor +
0.92%), 6.18%, 10/18/30 ....... 246 243,731
OCP CLO Ltd.
Series 2017-13A, Class A1AR, (3-
mo. LIBOR USD at 0.96% Floor
+ 0.96%), 6.22%, 07/15/30 ... 1,000 989,126
Series 2019-17A, Class A1R, (3-mo.
LIBOR USD at 1.04% Floor +
1.04%), 6.29%, 07/20/32 .... 500 490,933
Octagon Investment Partners 32 Ltd.,
Series 2017-1A, Class A1R, (3-mo.
LIBOR USD at 0.95% Floor +
0.95%), 6.21%, 07/15/29 ....... 237 234,514

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Octagon Investment Partners XIV
Ltd., Series 2012-1A, Class AARR,
(3-mo. LIBOR USD at 0.95% Floor +
0.95%), 6.21%, 07/15/29 ....... USD 935 $ 926,952
Octagon Investment Partners XV
Ltd., Series 2013-1A, Class A1RR,
(3-mo. LIBOR USD at 0.97% Floor +
0.97%), 6.23%, 07/19/30 ....... 945 935,274
Octagon Investment Partners XVI
Ltd., Series 2013-1A, Class A1R,
(3-mo. LIBOR USD at 1.02% Floor +
1.02%), 6.28%, 07/17/30 ....... 1,000 989,082
OZLM VII Ltd., Series 2014-7RA, Class
A1R, (3-mo. LIBOR USD at 1.01%
Floor + 1.01%), 6.27%, 07/17/29 . 1,471 1,458,728
Palmer Square Loan Funding Ltd.
Series 2020-1A, Class A1, (3-mo.
LIBOR USD at 0.80% Floor +
0.80%), 5.72%, 02/20/28 .... 99 99,029
Series 2021-1A, Class A1, (3-mo.
LIBOR USD at 0.90% Floor +
0.90%), 6.15%, 04/20/29 .... 122 120,519
Romark WM-R Ltd., Series 2018-1A,
Class A1, (3-mo. LIBOR USD at
1.03% Floor + 1.03%), 6.28%,
04/20/31 ................. 1,979 1,957,343
Symphony CLO XV Ltd., Series 2014-
15A, Class AR3, (3-mo. LIBOR USD
at 1.08% Floor + 1.08%), 6.34%,
01/17/32 ................. 500 493,680
37,988,497
Ireland — 4.3%
(b)(c)
AlbaCore Euro CLO IV DAC, Series 4X,
Class D, (3-mo. EURIBOR at 4.60%
Floor + 4.60%), 7.78%, 07/15/35 . EUR 1,695 1,745,466
Anchorage Capital Europe CLO 2
DAC, Series 2X, Class ER, (3-mo.
EURIBOR at 6.45% Floor + 6.45%),
9.63%, 04/15/34 ............ 1,300 1,281,263
Aqueduct European CLO 2 DAC,
Series 2017-2X, Class E, (3-mo.
EURIBOR at 4.40% Floor + 4.40%),
7.58%, 10/15/30 ............ 919 924,734
Aqueduct European CLO DAC, Series
2022-7X, Class A, (3-mo. EURIBOR
at 2.05% Floor + 2.05%), 5.25%,
03/15/36 ................. 2,002 2,193,731
Aurium CLO DAC, Series 4X, Class
AR, (3-mo. EURIBOR at 0.73%
Floor + 0.73%), 3.91%, 01/16/31 . 899 971,536
Aurium CLO II DAC, Series 2X, Class
ERR, (3-mo. EURIBOR at 6.08%
Floor + 6.08%), 8.97%, 06/22/34 . 700 688,055
Aurium CLO VIII DAC, Series 8X, Class
A, (3-mo. EURIBOR at 0.85% Floor
+ 0.85%), 3.76%, 06/23/34 ..... 1,500 1,599,108
Avoca CLO XIV DAC
Series 14X, Class ER, (3-mo.
EURIBOR at 4.70% Floor +
4.70%), 7.77%, 01/12/31 .... 1,970 1,880,798
Series 14X, Class FR, (3-mo.
EURIBOR at 6.35% Floor +
6.35%), 9.43%, 01/12/31 .... 2,200 1,941,500
Series 14X, Class SUB, 0.00%,
01/12/31 ............... 1,500 660,120
Security
Par (000)
Par (000) Value
Ireland (continued)
Avoca CLO XV DAC
Series 15X, Class ER, (3-mo.
EURIBOR at 4.13% Floor +
4.13%), 7.31%, 04/15/31 .... EUR 1,765 $ 1,640,890
Series 15X, Class FR, (3-mo.
EURIBOR at 5.84% Floor +
5.84%), 9.02%, 04/15/31 .... 3,425 2,930,086
BBAM European CLO I DAC, Series
1X, Class ER, (3-mo. EURIBOR
at 5.91% Floor + 5.91%), 9.12%,
07/22/34 ................. 700 680,330
BlueMountain CLO DAC, Series
2021-1X, Class E, (3-mo. EURIBOR
at 5.41% Floor + 5.41%), 8.59%,
04/15/34 ................. 700 670,718
Bridgepoint CLO IV DAC, Series 4X,
Class A, (3-mo. EURIBOR at 2.20%
Floor + 2.20%), 5.08%, 01/20/37 . 4,000 4,404,870
Capital Four CLO II DAC, Series 2X,
Class E, (3-mo. EURIBOR at 5.91%
Floor + 5.91%), 9.09%, 01/15/34 . 700 675,587
Capital Four CLO V DAC, Series 5X,
Class A, (3-mo. EURIBOR at 1.84%
Floor + 1.84%), 5.33%, 04/25/36 . 2,968 3,244,407
CIFC European Funding CLO III
DAC, Series 3X, Class E, (3-mo.
EURIBOR at 5.61% Floor + 5.61%),
8.79%, 01/15/34 ............ 600 579,284
CIFC European Funding CLO IV
DAC, Series 4X, Class A, (3-mo.
EURIBOR at 0.95% Floor + 0.95%),
4.12%, 08/18/35 ............ 2,800 2,986,531
Contego CLO VI DAC, Series 6X, Class
AR, (3-mo. EURIBOR at 0.79%
Floor + 0.79%), 3.97%, 04/15/34 . 4,400 4,692,563
CVC Cordatus Loan Fund XXII DAC,
Series 22X, Class D, (3-mo.
EURIBOR at 3.15% Floor + 3.15%),
6.11%, 12/15/34 ............ 400 391,218
Invesco Euro CLO III DAC, Series 3X,
Class F, (3-mo. EURIBOR at 8.07%
Floor + 8.07%), 11.25%, 07/15/32 816 784,093
Invesco Euro CLO IX DAC, Series 9X,
Class A, (3-mo. EURIBOR at 1.65%
Floor + 1.65%), 4.76%, 04/20/36 . 3,000 3,275,102
Neuberger Berman Loan Advisers Euro
CLO, Series 2021-1X, Class E,
(3-mo. EURIBOR at 5.52% Floor +
5.52%), 8.70%, 04/17/34 ....... 438 425,531
North Westerly VII ESG CLO DAC,
Series VII-X, Class E, (3-mo.
EURIBOR at 5.66% Floor + 5.66%),
8.31%, 05/15/34 ............ 280 267,263
OCP Euro CLO DAC, Series 2017-2X,
Class F, (3-mo. EURIBOR at 6.40%
Floor + 6.40%), 9.58%, 01/15/32 . 1,000 913,385
Sound Point Euro CLO Funding
DAC, Series 5X, Class E, (3-mo.
EURIBOR at 5.84% Floor + 5.84%),
9.10%, 07/25/35 ............ 237 227,819
Tikehau CLO DAC, Series 7X, Class A,
(3-mo. EURIBOR at 2.00% Floor +
2.00%), 5.20%, 10/20/35 ....... 4,500 4,927,483
47,603,471

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
United Kingdom — 0.3%
Greene King Finance plc, Series
B1,  (Sterling Overnight Index
Average + 1.92%), 6.12%,
12/15/34
(b)
................ GBP 1,518 $ 1,418,410
Unique Pub Finance Co. plc (The)
(c)(d)
Series M,  7.39%, 03/28/24 ..... 215 268,230
Series N,  6.46%, 03/30/32 ..... 1,575 1,946,191
3,632,831
United States — 0.1%
(a)(b)
Carlyle Global Market Strategies CLO
Ltd., Series 2013-1A, Class A1RR,
(3-mo. LIBOR USD at 0.95% Floor +
0.95%), 5.82%, 08/14/30 ....... USD 240 237,517
Flatiron CLO 17 Ltd., Series 2017-1A,
Class AR, (3-mo. LIBOR USD at
0.98% Floor + 0.98%), 5.84%,
05/15/30 ................. 442 438,324
675,841
Total Asset-Backed Securities — 8.2%
(Cost: $94,331,287) .............................. 89,900,640
Shares
Shares
Common Stocks
Canada — 0.0%
CTC Triangle BV
(e)(f)
............ 1,318,669 290,608
Germany — 0.0%
(e)
ADLER Group SA
(a)(c)
........... 129,055 78,497
ADLER Group SA ............. 58,283 33,314
111,811
Japan — 0.0%
New Topco Stapled
(e)(f)(g)
......... 59,465 1
Netherlands — 0.2%
Climate Transition Capital Acquisition I
BV
(e)
.................... 189,265 2,085,511
United Kingdom — 0.3%
(e)
Genius Sports Ltd. ............. 48,779 180,970
Hedosophia European Growth ..... 1 11
Hedosophia European Growth ..... 255,489 2,813,215
NEW Look Retailers
(f)
........... 2,879,698 36
2,994,232
United States — 0.9%
Ascent Resources Marcellus Holdings
LLC
(e)
.................... 86,655 129,983
Astra Space, Inc., Class A
(e)
....... 45,693 19,305
Caesars Entertainment, Inc.
(e)
..... 1,918 86,866
California Resources Corp. ....... 6,541 264,910
Chesapeake Energy Corp. ....... 4,856 401,494
Crown PropTech Acquisitions
(e)(f)
.... 11,148 7,246
Crown PropTech Acquisitions, Class A
(e)
6,461 66,032
DiamondRock Hospitality Co. ...... 32,659 264,864
Element Solutions, Inc. .......... 10,185 184,858
Fanatics Holdings, Inc., Class
A, (Acquired 12/15/21, cost
$1,041,005)
(e)(f)(h)
............ 15,345 1,205,503
Forestar Group, Inc.
(e)
........... 3,741 72,351
Green Plains, Inc.
(e)
............ 11,567 395,244
Halliburton Co. ............... 5,872 192,308
Informatica, Inc., Class A
(e)(i)
....... 62,758 970,239
Security
Shares
Shares Value
United States (continued)
KINS Technology Group, Inc.
(e)(f)
.... 10,167 $ 14,030
Latch, Inc.
(e)
................. 31,344 24,755
Lions Gate Entertainment Corp., Class
A
(e)
..................... 120,365 1,384,197
Lions Gate Entertainment Corp., Class
B
(e)
..................... 85,000 906,950
Marathon Petroleum Corp. ....... 1,442 175,924
Mr Cooper Group, Inc.
(e)
......... 3,902 180,663
New Look Builders, Inc.
(e)(f)
....... 11,518,792 115
Offerpad Solutions, Inc.
(e)
........ 34,532 16,137
Park Hotels & Resorts, Inc. ....... 15,408 185,666
Phillips 66 ................... 2,068 204,732
Playstudios, Inc.
(e)
............. 50,453 220,984
Proof Acquisition Corp. I
(e)(f)
....... 6,703 2,815
Sarcos Technology & Robotics
(e)
.... 210,002 84,022
Sarcos Technology & Robotics Corp.
(e)
5,273 2,531
Sarcos Technology & Robotics Corp.
(e)
17,247 6,901
Service Properties Trust ......... 24,354 213,585
Sonder Holdings, Inc., Class A
(e)
.... 47,852 19,624
Sunstone Hotel Investors, Inc. ..... 14,058 133,973
Symbotic Corp., Class A
(e)
........ 43,676 1,222,491
Transocean Ltd.
(e)
............. 31,135 183,697
Xenia Hotels & Resorts, Inc. ...... 18,007 227,969
9,672,964
Total Common Stocks — 1.4%
(Cost: $28,706,324) .............................. 15,155,127
Par (000)
Pa r (000)
Corporate Bonds
Australia — 0.0%
FMG Resources August 2006 Pty. Ltd.,
6.13%
,
04/15/32
(a)
........... USD 492 476,028
Austria — 0.5%
ams-OSRAM AG
(c)(j)
0.00%, 03/05/25
(k)
........... EUR 4,200 3,658,279
2.13%, 11/03/27 ............ 2,200 1,636,322
5,294,601
Brazil — 0.0%
MC Brazil Downstream Trading SARL,
7.25%
,
06/30/31
(a)
........... USD 193 148,175
Suzano Austria GmbH
3.75%, 01/15/31 ............ 150 126,600
Series DM3N, 3.13%, 01/15/32 .. 120 95,100
369,875
Canada — 0.0%
(a)
Brookfield Residential Properties, Inc.,
5.00%
,
06/15/29 ............ 115 90,630
Garda World Security Corp., 7.75%
,
02/15/28 ................. 32 32,160
Mattamy Group Corp.
5.25%, 12/15/27 ............ 35 32,560
4.63%, 03/01/30 ............ 252 220,809
376,159
Cayman Islands — 0.0%
Pearl Holding II Ltd., 6.00%
,
(c)(l)
..... 191 4,390
Chile — 0.0%
Kenbourne Invest SA
(a)
6.88%, 11/26/24 ............ 229 151,326

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Chile (continued)
4.70%, 01/22/28 ............ USD 200 $ 106,750
258,076
China — 0.6%
(c)
European TopSoho SARL, Series
SMCP, 4.00%
,
10/14/23
(e)(j)(m)
.... EUR 7,100 6,923,789
Fantasia Holdings Group Co. Ltd.,
11.75%
,
04/17/24
(e)(m)
......... USD 200 19,000
Modern Land China Co. Ltd., 9.00%
,
(9.00% Cash or 11.00% PIK),
12/30/26
(b)(e)(m)(n)
............. 225 7,609
Pearl Holding III Ltd., 9.00%
,
10/22/25 152 46,318
Yango Justice International Ltd., 8.25%
,
11/25/23
(e)(m)
............... 200 4,000
7,000,716
Colombia — 0.1%
ABRA Global Finance, 11.50%
,
(11.50% Cash or 11.50% PIK),
03/02/28
(a)(n)
............... 380 300,263
Avianca Midco 2 plc, 9.00%
,
12/01/28
(a)
116 96,976
Geopark Ltd., 5.50%
,
01/17/27
(a)
... 200 165,475
SURA Asset Management SA, 4.88%
,
04/17/24
(c)
................ 231 227,997
790,711
Cyprus — 0.1%
Bank of Cyprus PCL
(1-Year EUR Swap Annual +
2.79%), 2.50%, 06/24/27
(b)(c)
.. EUR 1,110 1,029,479
Czech Republic — 0.1%
Allwyn Entertainment Financing UK plc,
7.25%
,
04/30/30
(c)
........... 1,159 1,287,718
Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI
SA, 6.75%
,
03/30/29
(a)
........ USD 200 196,200
France — 3.8%
Air France-KLM
(c)
0.13%, 03/25/26
(j)
........... EUR 3,835 714,102
7.25%, 05/31/26 ............ 700 783,964
Altice France SA
(c)
2.50%, 01/15/25 ............ 2,700 2,750,359
2.13%, 02/15/25 ............ 2,300 2,318,948
Atos SE
(c)
0.00%, 11/06/24
(j)(k)
.......... 2,500 2,425,861
1.75%, 05/07/25 ............ 100 96,967
BNP Paribas SA
(b)(l)
(6-mo. LIBOR USD + 0.08%),
5.28% ................. USD 740 621,645
Series TMO, (BFRTMO - 0.25%),
0.00% ................. EUR 1,503 1,263,678
Casino Guichard Perrachon SA
(b)(l)
(10-Year EURIBOR ICE Swap
Rate  at 9.00% Cap + 1.00%),
4.10% ................. 7,464 532,295
(5-Year EURIBOR ICE Swap Rate
+ 3.82%), 3.99%
(c)
......... 7,500 483,459
Credit Agricole SA, 4.88%
,
10/23/29
(c)
GBP 1,400 1,731,580
Goldstory SASU, 5.38%
,
03/01/26
(c)
. EUR 3,812 3,906,412
Iliad SA
(c)
5.38%, 06/14/27 ............ 2,200 2,383,061
5.63%, 02/15/30 ............ 900 947,728
Security
Par (000)
Par (000) Value
France (continued)
Korian SA
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 9.08%),
4.13%
(b)(c)(l)
.............. GBP 3,200 $ 3,138,875
La Financiere Atalian SASU
(c)
4.00%, 05/15/24 ............ EUR 1,852 1,469,236
5.13%, 05/15/25 ............ 1,163 847,539
Nexans SA, 5.50%
,
04/05/28
(c)
..... 1,000 1,121,293
RCI Banque SA
(c)
4.50%, 04/06/27 ............ 2,225 2,435,080
(5-Year EUR Swap Annual +
2.85%), 2.63%, 02/18/30
(b)
... 3,700 3,744,728
Sabena Technics SAS (Acquired
10/28/22, cost $335,527), 0.00%
,
09/30/29
(b)(f)(h)
.............. 342 376,850
Societe Generale SA, (5-Year USD
Swap Semi + 4.30%), 7.38%
(a)(b)(l)
. USD 2,430 2,293,458
Tereos Finance Groupe I SA, 7.25%
,
04/15/28
(c)
................ EUR 675 740,993
Unibail-Rodamco-Westfield SE, (5-
Year EUR Swap Annual + 1.68%),
2.13%
(b)(c)(l)
................ 2,200 2,133,278
Verallia SA, 1.88%
,
11/10/31
(c)
..... 2,500 2,224,742
41,486,131
Germany — 3.1%
ADLER Group SA, 2.00%
,
11/23/23
(c)(d)
(e)(j)(m)
.................... 800 611,637
ADLER Real Estate AG
(c)
2.13%, 02/06/24 ............ 747 771,263
3.00%, 04/27/26 ............ 700 574,641
Agps Bondco plc
(c)
6.00%, 08/05/25
(e)(m)
......... 3,500 1,590,868
5.50%, 11/13/26
(e)(m)
......... 700 296,962
5.00%, 04/27/27
(e)(m)
......... 1,900 774,636
5.00%, 01/14/29 ............ 2,000 749,292
Aroundtown SA
(c)
(5-Year GBP Swap + 4.38%),
4.75%
(b)(l)
............... GBP 2,097 909,215
2.00%, 11/02/26 ............ EUR 1,000 890,771
0.38%, 04/15/27 ............ 1,500 1,166,013
1.45%, 07/09/28 ............ 3,200 2,325,154
AT Securities BV, (5-Year USD Swap
Semi + 3.55%), 5.25%
(b)(c)(l)
..... USD 3,250 1,170,000
ATF Netherlands BV, (5-Year EUR
Swap Annual + 4.38%), 7.08%
(b)(c)(l)
EUR 1,200 599,146
Cheplapharm Arzneimittel GmbH,
4.38%
,
01/15/28
(c)
........... 1,071 1,076,741
Commerzbank AG, (3-mo. EURIBOR +
2.40%), 5.13%
,
01/18/30
(b)(c)
.... 1,000 1,105,246
DEMIRE Deutsche Mittelstand Real
Estate AG, 1.88%
,
10/15/24
(c)
... 2,000 1,505,548
Deutsche Bank AG
(b)(c)
(5-Year EURIBOR ICE Swap Rate
+ 6.94%), 10.00%
(l)
........ 1,200 1,236,210
(5-Year EURIBOR ICE Swap Rate
+ 3.30%), 4.00%, 06/24/32 ... 4,100 3,898,826
Gruenenthal GmbH
(c)
4.13%, 05/15/28 ............ 1,503 1,515,382
6.75%, 05/15/30 ............ 473 523,137
HT Troplast GmbH, 9.25%
,
07/15/25
(c)
1,536 1,667,131
Project Montelena, 12.25%
,
06/20/30
(f)
400 428,110
Sudzucker International Finance BV,
1.25%
,
11/29/23
(c)
........... 135 146,560

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Germany (continued)
Techem Verwaltungsgesellschaft 674
mbH, 6.00%
,
07/30/26
(c)
....... EUR 636 $ 657,999
Tele Columbus AG, 3.88%
,
05/02/25
(c)
5,303 3,833,254
TK Elevator US Newco, Inc., 5.25%
,
07/15/27
(a)
................ USD 240 224,368
Vantage Towers AG
(c)
0.00%, 03/31/25 ............ EUR 1,300 1,425,451
0.38%, 03/31/27 ............ 400 438,918
ZF Finance GmbH, 5.75%
,
08/03/26
(c)
1,600 1,772,031
33,884,510
Ghana — 0.3%
Tullow Oil plc, 10.25%
,
05/15/26
(a)
.. USD 4,524 3,506,948
Greece — 0.1%
Danaos Corp., 8.50%
,
03/01/28
(a)
... 1,085 1,073,871
India — 0.2%
Greenko Dutch BV, 3.85%
,
03/29/26
(c)
188 169,059
Natural Foods, 0.00%
,
10/13/29
(b)(f)
.. EUR 993 1,076,786
Vedanta Resources Finance II plc
13.88%, 01/21/24
(c)
.......... USD 200 170,250
8.95%, 03/11/25
(a)
........... 240 169,800
1,585,895
Indonesia — 0.0%
Freeport Indonesia PT, 4.76%
,
04/14/27
(c)
................ 239 235,609
JGC Ventures Pte. Ltd.
(n)
0.00%, (0.00% Cash or 3.00% PIK),
06/30/25 ............... 19 3,648
3.00%, (3.00% Cash or 3.00% PIK),
06/30/25
(c)(e)(m)
............ 597 193,986
433,243
Israel — 1.4%
Leviathan Bond Ltd., 5.75%
,
06/30/23
(a)
(c)
...................... 88 87,942
Teva Pharmaceutical Finance
Netherlands II BV
3.75%, 05/09/27 ............ EUR 2,200 2,187,519
7.38%, 09/15/29 ............ 3,088 3,442,683
7.88%, 09/15/31 ............ 893 1,008,892
Teva Pharmaceutical Finance
Netherlands III BV
7.88%, 09/15/29 ............ USD 5,728 5,982,896
8.13%, 09/15/31 ............ 2,500 2,628,150
15,338,082
Italy — 3.0%
(c)
Azzurra Aeroporti SpA
2.13%, 05/30/24 ............ EUR 4,583 4,909,011
2.63%, 05/30/27 ............ 992 964,667
Banco BPM SpA
(b)
(5-Year EUR Swap Annual +
3.17%), 2.88%, 06/29/31 .... 2,455 2,329,823
(5-Year EUR Swap Annual +
3.40%), 3.38%, 01/19/32 .... 731 691,868
Infrastrutture Wireless Italiane SpA,
1.63%
,
10/21/28 ............ 2,604 2,542,018
Inter Media & Communication SpA,
6.75%
,
02/09/27 ............ 426 442,288
Intesa Sanpaolo SpA, 5.15%
,
06/10/30 GBP 950 993,419
Lottomatica SpA
5.13%, 07/15/25 ............ EUR 3,199 3,553,531
9.75%, 09/30/27 ............ 1,130 1,333,465
Security
Par (000)
Par (000) Value
Italy (continued)
Nexi SpA, 0.00%
,
02/24/28
(j)(k)
..... EUR 3,500 $ 2,904,678
Rekeep SpA, 7.25%
,
02/01/26 ..... 1,119 1,083,287
Rossini SARL, 6.75%
,
10/30/25 .... 2,761 3,045,492
Telecom Italia SpA
2.38%, 10/12/27 ............ 1,163 1,097,682
Series APR, 6.88%, 02/15/28 ... 2,902 3,207,838
1.63%, 01/18/29 ............ 2,605 2,210,246
UniCredit SpA
(b)
(5-Year EUR Swap Annual +
6.39%), 6.63%
(l)
.......... 811 895,035
(3-mo. EURIBOR + 1.60%), 4.45%,
02/16/29 ............... 1,100 1,174,656
33,379,004
Japan — 0.7%
Rakuten Group, Inc., 10.25%
,
11/30/24
(a)
................ USD 200 194,300
SoftBank Group Corp.
(c)
(5-Year USD Swap Rate + 4.23%),
6.00%
(b)(l)
............... 623 612,098
2.13%, 07/06/24 ............ EUR 5,062 5,296,517
3.13%, 09/19/25 ............ 1,250 1,253,411
7,356,326
Kuwait — 0.0%
MEGlobal BV
(c)
4.25%, 11/03/26 ............ USD 200 195,038
2.63%, 04/28/28 ............ 200 176,850
371,888
Luxembourg — 2.6%
Adler Financing SARL, 12.50%
,
06/30/25 ................. EUR 4,237 4,689,534
Altice Financing SA
(c)
2.25%, 01/15/25 ............ 3,400 3,531,436
3.00%, 01/15/28 ............ 1,655 1,408,765
Cidron Aida Finco SARL, 6.25%
,
04/01/28
(c)
................ GBP 1,951 2,107,253
Codere New Holdco SA
7.50%, 11/30/27 ............ EUR 1,514 102,867
7.50%, 11/30/27
(a)
........... 197 12,440
Cullinan Holdco Scsp, 4.63%
,
10/15/26
(c)
................ 1,986 1,907,233
Garfunkelux Holdco 3 SA
(c)
6.75%, 11/01/25 ............ 5,132 4,283,309
7.75%, 11/01/25 ............ GBP 700 660,075
Kleopatra Holdings 2 SCA, 6.50%
,
09/01/26
(c)
................ EUR 2,750 1,603,032
Monitchem HoldCo 3 SA, 8.75%
,
05/01/28
(c)
................ 993 1,099,658
SES SA, (5-Year EUR Swap Annual +
3.19%), 2.88%
(b)(c)(l)
.......... 2,687 2,405,121
Summer BC Holdco B SARL, 5.75%
,
10/31/26
(c)
................ 1,260 1,206,167
Vivion Investments SARL
(c)
3.00%, 08/08/24 ............ 1,200 957,952
3.50%, 11/01/25 ............ 3,300 2,260,087
28,234,929
Mexico — 0.1%
Banco Mercantil del Norte SA, (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 4.64%),
5.88%
(a)(b)(l)
................ USD 200 173,375
Braskem Idesa SAPI, 6.99%
,
02/20/32
(a)
................ 200 141,850

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Mexico (continued)
Operadora de Servicios Mega SA de
CV Sofom ER, 8.25%
,
02/11/25
(a)
. USD 200 $ 105,000
Tierra Mojada Luxembourg II SARL,
5.75%
,
12/01/40
(c)
........... 185 155,917
576,142
Morocco — 0.0%
Vivo Energy Investments BV, 5.13%
,
09/24/27
(a)
................ 238 215,509
Netherlands — 1.1%
Cooperatieve Rabobank UA, (3-mo.
EURIBOR + 1.15%), 4.23%
,
04/25/29
(b)(c)
............... EUR 2,400 2,651,351
Promontoria Holding 264 BV, 6.38%
,
03/01/27
(c)
................ 2,078 2,298,907
Summer BidCo BV
(c)(n)
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25 ............... 692 603,440
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(b)
.............. 1,846 1,606,650
UPC Broadband Finco BV, 4.88%
,
07/15/31
(a)
................ USD 988 852,585
VZ Vendor Financing II BV, 2.88%
,
01/15/29
(c)
................ EUR 4,916 4,245,906
12,258,839
Nigeria — 0.0%
IHS Holding Ltd., 6.25%
,
11/29/28
(a)
. USD 200 159,350
Oman — 0.0%
Oryx Funding Ltd., 5.80%
,
02/03/31
(a)
200 194,600
Portugal — 1.1%
Banco Espirito Santo SA
(c)(e)(m)
2.63%, 05/08/17 ............ EUR 6,100 1,478,750
4.75%, 01/15/18 ............ 19,300 4,678,667
4.00%, 01/21/19 ............ 22,800 5,527,131
11,684,548
Romania — 0.3%
RCS & RDS SA, 2.50%
,
02/05/25
(c)
.. 3,200 3,329,501
Singapore — 0.0%
Puma International Financing SA,
5.00%
,
01/24/26
(a)
........... USD 200 180,038
Slovenia — 0.1%
United Group BV, 4.88%
,
07/01/24
(c)
. EUR 814 889,098
South Africa — 0.1%
Sasol Financing USA LLC
6.50%, 09/27/28 ............ USD 200 184,350
8.75%, 05/03/29
(a)
........... 201 201,804
Stillwater Mining Co., 4.00%
,
11/16/26
(c)
200 179,412
565,566
South Korea — 0.6%
SK Hynix, Inc., 6.38%
,
01/17/28
(a)
... 6,620 6,643,567
Spain — 2.4%
Banco de Sabadell SA
(b)(c)
(1-Year EUR Swap Annual +
2.40%), 5.25%, 02/07/29 .... EUR 800 847,659
(5-Year EUR Swap Annual +
2.20%), 2.00%, 01/17/30 .... 600 585,479
(5-Year EUR Swap Annual +
2.95%), 2.50%, 04/15/31 .... 1,600 1,491,694
Security
Par (000)
Par (000) Value
Spain (continued)
Bankinter SA, (1-Year EUR Swap
Annual + 1.20%), 4.38%
,
05/03/30
(b)
(c)
...................... EUR 1,300 $ 1,441,721
Cellnex Finance Co. SA, 2.00%
,
02/15/33
(c)
................ 4,000 3,463,051
Cellnex Telecom SA
(c)
1.75%, 10/23/30 ............ 2,000 1,808,857
0.75%, 11/20/31
(j)
........... 3,400 2,990,651
Cirsa Finance International SARL,
6.25%
,
12/20/23
(c)
........... 169 185,445
Codere Finance 2 Luxembourg SA
(n)
11.00%, (11.00% Cash or 11.00%
PIK), 09/30/26
(c)(d)
......... 4,373 4,083,635
12.75%, (12.75% Cash or 12.75%
PIK), 11/30/27
(b)(c)
......... 1,213 391,178
13.63%, (13.63% Cash or 13.63%
PIK), 11/30/27
(a)(b)
......... USD 746 286,138
Ferrovial Netherlands BV, (5-Year EUR
Swap Annual + 2.13%), 2.12%
(b)(c)(l)
EUR 1,443 1,526,440
Kaixo Bondco Telecom SA, 5.13%
,
09/30/29
(c)
................ 560 531,459
Lorca Telecom Bondco SA, 4.00%
,
09/18/27
(c)
................ 1,057 1,069,330
Repsol International Finance BV, (5-
Year EUR Swap Annual + 4.41%),
4.25%
(b)(c)(l)
................ 2,399 2,371,616
Telefonica Europe BV, (7-Year EUR
Swap Annual + 3.35%), 6.14%
(b)(c)(l)
3,000 3,198,265
26,272,618
Sweden — 0.4%
(c)
Heimstaden Bostad AB
(b)(l)
(5-Year EUR Swap Annual +
3.67%), 3.25% ........... 1,600 1,153,769
(5-Year EUR Swap Annual +
3.15%), 2.63% ........... 124 72,064
Samhallsbyggnadsbolaget i Norden AB
(5-Year EUR Swap Annual +
3.23%), 2.63%
(b)(l)
......... 291 118,642
1.13%, 09/04/26 ............ 300 238,652
(5-Year EUR Swap Annual +
3.22%), 2.88%
(b)(l)
......... 1,200 476,021
SBB Treasury OYJ
0.75%, 12/14/28 ............ 2,700 1,796,139
1.13%, 11/26/29 ............ 1,000 640,678
4,495,965
Switzerland — 0.2%
(c)
Credit Suisse AG, 0.25%
,
09/01/28 .. 900 786,395
Credit Suisse Group AG, (1-Year
EURIBOR ICE Swap Rate + 4.95%),
7.75%
,
03/01/29
(b)
........... 1,397 1,677,896
2,464,291
Tanzania, United Republic Of — 0.0%
HTA Group Ltd., 7.00%
,
12/18/25
(a)
.. USD 200 187,850
United Arab Emirates — 0.1%
DP World Salaam, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 5.75%), 6.00%
(b)(c)(l)
... 200 199,562
MAF Sukuk Ltd.
(c)
4.64%, 05/14/29 ............ 200 197,663
3.93%, 02/28/30 ............ 200 189,100
Shelf Drilling Holdings Ltd., 8.88%
,
11/15/24
(a)
................ 33 32,821

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
United Arab Emirates (continued)
Shelf Drilling North Sea Holdings Ltd.,
10.25%
,
10/31/25
(a)
.......... USD 355 $ 355,621
974,767
United Kingdom — 10.4%
AA Bond Co. Ltd., 4.88%
,
07/31/24
(c)
. GBP 3,151 3,885,769
BAT Capital Corp., 7.75%
,
10/19/32 . USD 6,010 6,658,721
Bellis Acquisition Co. plc
(c)
3.25%, 02/16/26 ............ GBP 1,563 1,610,726
4.50%, 02/16/26 ............ 321 338,366
British Airways Pass-Through Trust,
Series 2013-1, Class A, 8.63%
,
12/15/32
(f)
................. USD 20,924 22,311,261
British Telecommunications plc, (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.49%),
4.88%
,
11/23/81
(a)(b)
.......... 2,756 2,190,363
Connect Finco SARL, 6.75%
,
10/01/26
(a)
................ 11,760 11,207,903
Cornwall Jersey Ltd., 0.75%
,
04/16/26
(c)
(j)
....................... GBP 1,700 1,383,368
CPUK Finance Ltd., 4.88%
,
08/28/25
(c)
4,800 5,680,711
eG Global Finance plc, 3.63%
,
02/07/24
(c)
................ EUR 1,254 1,354,147
EnQuest plc, 11.63%
,
11/01/27
(a)
... USD 3,525 3,323,396
Galaxy Bidco Ltd., 6.50%
,
07/31/26
(c)
GBP 2,707 3,072,026
Global Switch Holdings Ltd., 2.25%
,
05/31/27
(c)
................ EUR 600 621,653
Heathrow Finance plc
(c)(d)
4.75%, 03/01/24 ............ GBP 1,287 1,588,226
5.75%, 03/03/25 ............ 380 468,014
3.88%, 03/01/27 ............ 423 465,155
HSBC Bank plc
(b)(l)
Series 3M, (6-mo. LIBOR USD at
0.60% Floor + 0.10%), 5.25% . USD 1,180 1,165,250
Series 1M, (6-mo. LIBOR USD +
0.25%), 5.40% ........... 5,590 5,518,291
Series 2M, (6-mo. LIBOR USD +
0.25%), 5.46% ........... 3,050 3,010,875
INEOS Quattro Finance 2 plc, 2.50%
,
01/15/26
(c)
................ EUR 1,088 1,078,889
International Consolidated Airlines
Group SA, 3.75%
,
03/25/29
(c)
.... 2,300 2,090,855
Intu Jersey 2 Ltd., 2.88%
,
11/01/23
(c)(e)(j)
(m)
...................... GBP 4,275 886,453
Ladbrokes Group Finance plc, 5.13%
,
09/08/23
(c)
................ 2,800 3,484,591
Metrocentre Finance plc, 8.75%
,
(8.75% Cash or 8.75% PIK),
12/06/23
(n)
................ 585 294,759
NatWest Group plc, (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 3.55%), 3.62%
,
08/14/30
(b)(c)
............... 1,500 1,769,378
Neptune Energy Bondco plc, 6.63%
,
05/15/25
(a)
................ USD 7,758 7,647,566
Pinewood Finance Co. Ltd., 3.25%
,
09/30/25
(c)
................ GBP 2,799 3,292,514
Rolls-Royce plc, 0.88%
,
05/09/24
(c)
.. EUR 1,600 1,696,538
Santander UK Group Holdings plc,
(BPSWS5 + 5.79%), 6.75%
(b)(c)(l)
.. GBP 984 1,120,336
Sherwood Financing plc, 6.00%
,
11/15/26
(c)
................. 1,800 1,861,193
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Stonegate Pub Co. Financing plc
(c)
8.00%, 07/13/25 ............ GBP 2,955 $ 3,360,895
8.25%, 07/31/25 ............ 2,761 3,180,054
Virgin Media Secured Finance plc
(c)
5.25%, 05/15/29 ............ 1,188 1,272,853
4.25%, 01/15/30 ............ 108 107,417
Vmed O2 UK Financing I plc, 4.00%
,
01/31/29
(c)
................ 4,054 4,121,745
Vodafone Group plc
(b)
(5-Year EUR Swap Annual +
3.00%), 2.63%, 08/27/80
(c)
... EUR 1,281 1,266,513
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.45%), 3.25%, 06/04/81 .... USD 720 629,895
115,016,665
United States — 35.0%
Affinity Interactive, 6.88%
,
12/15/27
(a)
125 112,436
Allegiant Travel Co., 7.25%
,
08/15/27
(a)
155 153,082
Allied Universal Holdco LLC, 3.63%
,
06/01/28
(c)
................ EUR 1,400 1,263,130
American Airlines Group, Inc., Series
2017-1C, 5.18%
,
08/15/23
(f)
..... USD 2,687 2,673,840
American Airlines Pass-Through Trust
(f)
Series 2011-1B, Class B, 4.87%,
04/22/25 ............... 1,713 1,702,022
Series 2017-2, Class A, 4.00%,
12/15/25 ............... 4,881 4,764,954
American Airlines, Inc., Series 2017-2C,
5.18%
,
10/15/23
(f)
........... 3,036 2,997,890
Amkor Technology, Inc., 6.63%
,
09/15/27
(a)
................ 6,500 6,506,448
Ardagh Packaging Finance plc
(c)
2.13%, 08/15/26 ............ EUR 2,259 2,207,440
4.75%, 07/15/27 ............ GBP 2,200 2,197,715
Arrow Electronics, Inc., 6.13%
,
03/01/26 ................. USD 6,000 6,004,372
Ashton Woods USA LLC
(a)
4.63%, 08/01/29 ............ 57 47,595
4.63%, 04/01/30 ............ 205 169,869
Blue Racer Midstream LLC, 7.63%
,
12/15/25
(a)
................ 57 57,117
Buckeye Partners LP
4.35%, 10/15/24 ............ 245 238,124
4.13%, 03/01/25
(a)
........... 111 105,997
Caesars Entertainment, Inc., 8.13%
,
07/01/27
(a)
................ 333 339,744
California Resources Corp., 7.13%
,
02/01/26
(a)
................ 115 116,157
Carnival Corp.
(c)
10.13%, 02/01/26 ........... EUR 569 653,471
7.63%, 03/01/26 ............ 1,850 1,816,655
Carrols Restaurant Group, Inc., 5.88%
,
07/01/29
(a)
................ USD 3,913 3,238,908
CDI Escrow Issuer, Inc., 5.75%
,
04/01/30
(a)
................ 88 84,852
Cleveland-Cliffs, Inc., 6.75%
,
04/15/30
(a)
................ 400 388,794
Cloud Software Group, Inc.
(a)
6.50%, 03/31/29 ............ 7,617 6,860,008
9.00%, 09/30/29 ............ 4,762 4,091,986
Colgate Energy Partners III LLC
(a)
7.75%, 02/15/26 ............ 46 46,518
5.88%, 07/01/29 ............ 101 95,574

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
United States (continued)
Covanta Holding Corp., 4.88%
,
12/01/29
(a)
................ USD 81 $ 72,090
Crown Castle, Inc., 3.15%
,
07/15/23 . 3,461 3,445,110
Crown European Holdings SA, 3.38%
,
05/15/25
(c)
................ EUR 1,174 1,267,613
Dana, Inc., 4.25%
,
09/01/30 ...... USD 45 36,450
Earthstone Energy Holdings LLC,
8.00%
,
04/15/27
(a)
........... 439 428,438
eBay, Inc., 5.90%
,
11/22/25 ....... 5,000 5,140,658
Energy Transfer LP, 4.20%
,
09/15/23 1,702 1,694,042
Entegris Escrow Corp., 5.95%
,
06/15/30
(a)
................ 1,000 950,442
EQM Midstream Partners LP
(a)
7.50%, 06/01/27 ............ 6,750 6,725,832
7.50%, 06/01/30 ............ 250 242,667
Fiserv, Inc., 3.80%
,
10/01/23 ...... 3,000 2,979,749
Ford Motor Co., 3.25%
,
02/12/32 ... 62 48,082
Ford Motor Credit Co. LLC
2.75%, 06/14/24 ............ GBP 1,100 1,313,893
4.54%, 03/06/25 ............ 1,058 1,271,257
6.86%, 06/05/26 ............ 2,410 3,017,712
4.87%, 08/03/27 ............ EUR 408 436,088
Forestar Group, Inc.
(a)
3.85%, 05/15/26 ............ USD 101 93,402
5.00%, 03/01/28 ............ 1,246 1,132,782
Freed Corp., 10.00%
,
12/07/23
(f)
.... 1,042 991,104
Freedom Mortgage Corp., 8.13%
,
11/15/24
(a)
................ 369 355,350
FreeWire Technologies, Inc., 0.00%
,
03/31/25
(b)(f)
................ 667 646,927
Frontier Communications Holdings
LLC
(a)
5.88%, 10/15/27 ............ 6,736 6,200,384
8.75%, 05/15/30 ............ 7,594 7,511,233
8.63%, 03/15/31 ............ 2,950 2,874,437
Frontier Florida LLC, Series E, 6.86%
,
02/01/28 ................. 8,360 7,561,954
Frontier North, Inc., Series G, 6.73%
,
02/15/28 ................. 1,133 1,008,370
Full House Resorts, Inc., 8.25%
,
02/15/28
(a)
................ 78 71,831
Garden Spinco Corp., 8.63%
,
07/20/30
(a)
................ 5,334 5,734,052
Gen Digital, Inc.
(a)
6.75%, 09/30/27 ............ 2,978 3,000,989
7.13%, 09/30/30 ............ 5,317 5,340,974
Global Payments, Inc., 4.00%
,
06/01/23 ................. 5,000 4,992,648
GLP Capital LP, 3.35%
,
09/01/24 ... 5,000 4,837,000
Goodyear Europe BV, 2.75%
,
08/15/28
(c)
................ EUR 700 641,785
GoTo Group, Inc., 5.50%
,
09/01/27
(a)
. USD 6,736 3,792,435
GXO Logistics, Inc., 2.65%
,
07/15/31 355 280,690
HCA, Inc., 5.38%
,
02/01/25 ....... 175 175,086
Homes by West Bay LLC, 9.50%
,
04/30/27
(f)
................. 1,201 1,107,923
Howard Hughes Corp. (The), 5.38%
,
08/01/28
(a)
................ 323 291,580
Humana, Inc., 0.65%
,
08/03/23 .... 7,000 6,916,098
Illumina, Inc., 5.80%
,
12/12/25 ..... 5,000 5,081,148
Illuminate Buyer LLC, 9.00%
,
07/01/28
(a)
................ 67 59,438
Security
Par (000)
Par (000) Value
United States (continued)
Iron Mountain UK plc, 3.88%
,
11/15/25
(c)
................. GBP 1,443 $ 1,722,968
Kinder Morgan, Inc., 5.63%
,
11/15/23
(a)
USD 5,000 4,998,556
Kronos International, Inc., 3.75%
,
09/15/25
(c)
................ EUR 1,061 1,081,093
Leidos, Inc., 2.95%
,
05/15/23 ...... USD 6,175 6,168,805
Lessen, Inc., 9.66%
,
01/05/28
(a)(b)(f)
.. 1,206 1,157,354
Liberty Mutual Group, Inc., (5-Year
EUR Swap Annual + 3.70%), 3.63%
,
05/23/59
(b)(c)
............... EUR 1,250 1,264,072
Lightning eMotors, Inc., 7.50%
,
05/15/24
(a)(j)
................ USD 200 108,000
Lions Gate Capital Holdings LLC,
5.50%
,
04/15/29
(a)
........... 4,946 3,603,112
Mauser Packaging Solutions Holding
Co., 7.88%
,
08/15/26
(a)
........ 380 385,444
Maxar Technologies, Inc., 7.75%
,
06/15/27
(a)
................ 7,858 8,327,404
Medline Borrower LP, 3.88%
,
04/01/29
(a)
................ 694 607,218
Microchip Technology, Inc.
4.33%, 06/01/23 ............ 6,000 5,992,757
2.67%, 09/01/23 ............ 2,215 2,193,878
0.97%, 02/15/24 ............ 2,000 1,931,755
Midwest Gaming Borrower LLC, 4.88%
,
05/01/29
(a)
................ 189 169,155
MPT Operating Partnership LP, 3.33%
,
03/24/25 ................. EUR 2,099 1,992,784
Nationstar Mortgage Holdings, Inc.
(a)
6.00%, 01/15/27 ............ USD 54 51,165
5.50%, 08/15/28 ............ 258 230,265
5.13%, 12/15/30 ............ 254 208,051
5.75%, 11/15/31 ............ 119 98,978
New Home Co., Inc. (The), 7.25%
,
10/15/25
(a)
................ 72 67,147
Nexstar Media, Inc.
(a)
5.63%, 07/15/27 ............ 11 10,331
4.75%, 11/01/28 ............ 123 108,106
Nine Energy Service, Inc., 13.00%
,
02/01/28 ................. 213 195,960
NRG Energy, Inc., 7.00%
,
03/15/33
(a)
6,000 6,225,120
Pacific Gas & Electric Co.
3.85%, 11/15/23 ............ 2,500 2,472,168
4.95%, 06/08/25 ............ 3,000 2,968,298
6.15%, 01/15/33 ............ 2,255 2,287,761
Paramount Global, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 4.00%), 6.38%
,
03/30/62
(b)
................ 4,268 3,660,920
Park Intermediate Holdings LLC,
4.88%
,
05/15/29
(a)
........... 258 223,170
PerkinElmer, Inc., 0.55%
,
09/15/23 .. 5,000 4,913,787
Pilgrim's Pride Corp., 6.25%
,
07/01/33 309 305,666
Pitney Bowes, Inc.
4.63%, 03/15/24 ............ 128 126,042
6.88%, 03/15/27
(a)
........... 9,700 7,461,676
Playtika Holding Corp., 4.25%
,
03/15/29
(a)
................ 49 41,650
Rand Parent LLC, 8.50%
,
02/15/30
(a)
12,271 11,117,080
Regal Rexnord Corp., 6.05%
,
02/15/26
(a)
................ 4,250 4,309,996
Rocket Mortgage LLC, 3.63%
,
03/01/29
(a)
................ 194 164,031
Royalty Pharma plc, 0.75%
,
09/02/23 2,000 1,965,562

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
United States (continued)
Sabre GLBL, Inc.
(a)
9.25%, 04/15/25 ............ USD 6,877 $ 6,344,033
7.38%, 09/01/25 ............ 3,484 3,096,405
11.25%, 12/15/27 ........... 3,000 2,636,250
Seagate HDD Cayman, 9.63%
,
12/01/32
(a)
................ 7,150 7,840,547
Service Properties Trust
4.50%, 03/15/25 ............ 280 260,346
7.50%, 09/15/25 ............ 5,402 5,290,611
Shire Acquisitions Investments Ireland
DAC, 2.88%
,
09/23/23 ........ 5,000 4,948,190
Sitio Royalties Corp., 11.08%
,
09/21/26
(b)(f)
................ 1,982 1,952,442
Skyworks Solutions, Inc., 0.90%
,
06/01/23 ................. 7,573 7,542,731
Sonder Corp., 12.60%
,
01/19/27
(b)(f)
.. 1,385 1,200,059
Spirit AeroSystems, Inc.
(a)
7.50%, 04/15/25 ............ 6,550 6,507,407
9.38%, 11/30/29 ............ 3,500 3,762,191
Sprint Spectrum Co. LLC
(a)
4.74%, 03/20/25 ............ 6,000 5,960,235
5.15%, 03/20/28 ............ 3,000 2,983,619
Stem, Inc., 0.50%
,
12/01/28
(a)(j)
..... 47 24,202
SUN Country Marine, Inc.
(f)
Series 2019-1C, 7.00%, 12/15/23 12,070 11,918,669
5.75%, 03/15/29 ............ 11,876 11,891,566
Tap Rock Resources LLC, 7.00%
,
10/01/26
(a)
................ 420 403,540
TEGNA, Inc.
4.63%, 03/15/28 ............ 216 192,305
5.00%, 09/15/29 ............ 144 126,083
Tenet Healthcare Corp.
4.25%, 06/01/29 ............ 129 118,351
4.38%, 01/15/30 ............ 239 219,605
Topaz Solar Farms LLC, 5.75%
,
09/30/39
(a)
................ 3,785 3,733,032
Transocean Titan Financing Ltd.,
8.38%
,
02/01/28
(a)
........... 77 78,481
Transocean, Inc., 8.75%
,
02/15/30
(a)
. 81 81,728
Tri Pointe Homes, Inc.
5.25%, 06/01/27 ............ 7 6,720
5.70%, 06/15/28 ............ 26 25,513
Trimble, Inc., 4.15%
,
06/15/23 ..... 3,727 3,717,112
United Wholesale Mortgage LLC,
5.50%
,
11/15/25
(a)
........... 541 515,408
Uniti Group LP, 10.50%
,
02/15/28
(a)
.. 6,232 5,963,380
Vertiv Group Corp., 4.13%
,
11/15/28
(a)
3,597 3,246,958
Viasat, Inc.
(a)
5.63%, 09/15/25 ............ 2,000 1,910,000
5.63%, 04/15/27 ............ 5,800 5,379,500
VICI Properties LP
5.63%, 05/01/24
(a)
........... 1,000 995,116
5.13%, 05/15/32 ............ 321 306,342
5.63%, 05/15/52 ............ 116 104,951
Vistra Operations Co. LLC
(a)
4.88%, 05/13/24 ............ 5,000 4,940,085
5.13%, 05/13/25 ............ 7,000 6,844,737
Warnermedia Holdings, Inc., 6.41%
,
03/15/26 ................. 6,225 6,278,685
Weekley Homes LLC, 4.88%
,
09/15/28
(a)
................ 147 127,613
Western Digital Corp., 1.50%
,
02/01/24
(d)(j)
................ 5,750 5,557,375
Security
Par (000)
Par (000) Value
United States (continued)
William Carter Co. (The), 5.63%
,
03/15/27
(a)
................ USD 16 $ 15,800
Wynn Resorts Finance LLC, 5.13%
,
10/01/29
(a)
................ 456 419,861
Xerox Holdings Corp., 5.00%
,
08/15/25
(a)
................ 11,250 10,719,717
XHR LP
(a)
6.38%, 08/15/25 ............ 119 117,342
4.88%, 06/01/29 ............ 40 34,716
385,961,285
Zambia — 0.3%
First Quantum Minerals Ltd., 7.50%
,
04/01/25
(a)
................ 3,400 3,382,490
Total Corporate Bonds — 68.8%
(Cost: $851,209,220) ............................. 759,187,469
Floating Rate Loan Interests
France — 0.3%
Tarkett Participation, Facility Term
Loan B, (6-mo. EURIBOR + 3.68%),
6.43%
,
 04/21/28
(b)
........... EUR 2,831 2,852,040
Germany — 0.1%
Tele Columbus AG, Facility Term Loan
A3, (3-mo. EURIBOR + 3.50%),
6.52%
,
 10/15/24
(b)
........... 1,900 1,576,928
Ireland — 0.1%
ION Trading Finance Ltd. Term Loan,
04/01/28
(b)(o)
............... 1,370 1,435,633
Jersey, Channel Islands — 0.0%
New Look Corp. Ltd., Term Loan
(f)
(6-mo. LIBOR GBP + 0.00%),
16.50%, 11/10/27
(b)
........ GBP 308 309,492
0.00%, 11/09/29
(p)
........... 213 5,364
314,856
Luxembourg — 0.3%
(b)
Concrete Investment II SCA, Facility
Term Loan A2, (3-mo. EURIBOR +
2.00%), 4.49%
,
 10/31/23
(f)
...... EUR 81 9
Rainbow UK Holdco Ltd., Facility
Term Loan B2, (6-mo. EURIBOR +
3.50%), 6.70%
,
 02/24/29 ...... 2,400 2,521,429
Travelport Finance SARL, 1st Lien
Term Loan, (3-mo. LIBOR USD +
5.00%), 13.08%
,
 05/29/26 ...... USD 384 236,847
2,758,285
Netherlands — 0.5%
(b)
Columbus Finance BV, Facility Term
Loan B, (3-mo. EURIBOR + 3.75%),
6.74%
,
 01/01/38 ............ EUR 2,400 2,107,926
Median BV, Facility Term Loan B1,
(6-mo. EURIBOR + 5.00%),
7.75%
,
 10/14/27 ............ 4,000 3,843,427
5,951,353

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Singapore — 0.0%
Grab Holdings, Inc., Term Loan, (1-mo.
LIBOR USD at 1.00% Floor +
4.50%), 9.53%
,
 01/29/26
(b)
..... USD 70 $ 69,848
United Kingdom — 0.4%
(b)
Misys Ltd., 1st Lien Term Loan,
(EUR002M at 1.00% Floor + 3.00%),
6.13%
,
 06/13/24 ............ EUR 2,194 2,255,782
Virgin Media SFA Finance Ltd., Facility
Term Loan M, 11/15/27
(o)
....... GBP 1,900 2,248,352
4,504,134
United States — 5.4%
2U, Inc., Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 6.50%),
11.32%
,
 12/28/26
(b)
.......... USD 409 392,488
ACProducts Holdings, Inc., Term Loan,
(3-mo. LIBOR USD at 0.50% Floor +
4.25%), 9.41%
,
 05/17/28
(b)
..... 148 117,045
Aimbridge Acquisition Co., Inc., 1st
Lien Term Loan, (1-mo. LIBOR
USD at 0.75% Floor + 4.75%),
9.76%
,
 02/02/26
(b)
........... 176 166,205
Altar BidCo, Inc., 2nd Lien Term Loan,
(12-mo. CME Term SOFR at 0.50%
Floor + 5.60%), 10.49%
,
 02/01/30
(b)
10,286 9,003,439
AMC Entertainment Holdings, Inc.,
Term Loan B1, (1-mo. LIBOR USD +
3.00%), 7.95%
,
 04/22/26
(b)
..... 340 259,644
American Auto Auction Group LLC, 1st
Lien Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor + 5.00%),
10.05%
,
 12/30/27
(b)(f)
......... 119 103,366
American Rock Salt Co. LLC, 1st
Lien Term Loan, (1-mo. LIBOR
USD at 0.75% Floor + 4.00%),
9.02%
,
 06/09/28
(b)
........... 92 89,277
Apex Tool Group LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 5.25%),
10.24%
,
 02/08/29
(b)
.......... 198 173,556
Aruba Investments Holdings LLC, 1st
Lien Term Loan, (1-mo. LIBOR
USD at 0.75% Floor + 4.00%),
9.02%
,
 11/24/27
(b)(f)
.......... 184 182,353
Athenahealth Group, Inc., Delayed
Draw Term Loan, 02/15/29
(b)(o)
... 137 127,967
Athenahealth Group, Inc., Term Loan,
8.46%
,
 02/15/29
(b)
........... 1,113 1,041,671
Avaya, Inc., Term Loan B3, (1-mo.
CME Term SOFR + 10.00%),
0.00%
,
 12/15/27
(b)
........... 597 141,230
AVSC Holding Corp., 1st Lien
Term Loan B1, (1-mo. LIBOR
USD at 1.00% Floor + 3.25%),
8.60%
,
 03/03/25
(b)
........... 965 920,525
AVSC Holding Corp., 1st Lien Term
Loan B3, 15.00%
,
 10/15/26
(p)
.... 337 349,830
City Brewing Co. LLC, 1st Lien Term
Loan, (3-mo. LIBOR USD at 0.75%
Floor + 3.50%), 8.76%
,
 04/05/28
(b)
164 64,668
Security
Par (000)
Par (000) Value
United States (continued)
Cloud Software Group, Inc., 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 4.50%),
9.50%
,
 03/30/29
(b)
........... USD 722 $ 674,095
Conair Holdings LLC, 1st Lien Term
Loan, (3-mo. LIBOR USD at 0.50%
Floor + 3.75%), 8.91%
,
 05/17/28
(b)
89 82,482
ConnectWise LLC, Term Loan, (1-mo.
LIBOR USD at 0.50% Floor +
3.50%), 8.52%
,
 09/29/28
(b)
..... 179 173,265
CoreLogic, Inc., 2nd Lien Term Loan,
(1-mo. LIBOR USD at 0.50% Floor +
6.50%), 11.56%
,
 06/04/29
(b)
..... 750 578,438
DirecTV Financing LLC, Term Loan,
(1-mo. LIBOR USD at 0.75% Floor +
5.00%), 10.02%
,
 08/02/27
(b)
..... 325 311,723
DRI Holding, Inc., 1st Lien Term Loan,
(1-mo. LIBOR USD at 0.50% Floor +
5.25%), 10.27%
,
 12/21/28
(b)
..... 240 213,976
DS Parent, Inc., Term Loan B, (3-mo.
CME Term SOFR at 0.75% Floor +
5.75%), 10.79%
,
 12/10/28
(b)
..... 362 353,280
ECL Entertainment LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.75%
Floor + 7.50%), 12.60%
,
 05/01/28
(b)
396 392,237
EIS Group, Ltd., Term Loan
(b)(f)
11.98%, 07/10/28 ........... 58 57,384
11.98%, 07/10/28 ........... 584 573,839
Emerald Technologies US
AcquisitionCo., Inc., Term Loan B,
(1-mo. CME Term SOFR at 1.00%
Floor + 6.25%), 11.33%
,
 12/29/27
(b)
294 273,470
Epicor Software Corp., 2nd Lien
Term Loan, (1-mo. CME Term
SOFR at 1.00% Floor + 7.75%),
12.83%
,
 07/31/28
(b)
.......... 561 557,404
Equinox Holdings, Inc., 1st Lien
Term Loan B1, (3-mo. LIBOR
USD at 1.00% Floor + 3.00%),
8.16%
,
 03/08/24
(b)
........... 1,633 1,470,686
Flexsys Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 5.25%),
10.35%
,
 11/01/28
(b)
.......... 173 157,334
GoTo Group, Inc., 1st Lien Term Loan,
(1-mo. LIBOR USD + 4.75%),
9.77%
,
 08/31/27
(b)
........... 4,782 2,922,695
Green Plains Operating Co. LLC, Term
Loan, (3-mo. LIBOR USD + 0.00%),
11.29%
,
 07/20/26
(b)(f)
......... 461 461,000
Hunter Douglas Holding BV, Term
Loan B1, (3-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
8.37%
,
 02/26/29
(b)(f)
.......... 207 188,245
Hydrofarm Holdings Group, Inc., Term
Loan, (1-mo. LIBOR USD at 1.00%
Floor + 5.50%), 10.53%
,
 10/25/28
(b)
(f)
....................... 170 147,770
J&J Ventures Gaming LLC, Term Loan,
(3-mo. LIBOR USD at 0.75% Floor +
4.00%), 9.16%
,
 04/26/28
(b)
..... 323 314,399
Jack Ohio Finance LLC, Term Loan,
(1-mo. LIBOR USD at 0.75% Floor +
4.75%), 9.77%
,
 10/04/28
(b)
..... 130 124,756

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
United States (continued)
Kronos Acquisition Holdings, Inc.,
Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 6.00%),
11.02%
,
 12/22/26
(b)
.......... USD 127 $ 125,105
Live Nation Entertainment, Inc., Term
Loan B4, (1-mo. CME Term SOFR +
1.75%), 6.80%
,
 10/19/26
(b)
..... 674 664,585
LSF11 A5 Holdco LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.60%
,
 10/15/28
(b)
26 25,132
Maverick Gaming LLC, Facility
Term Loan B, (3-mo. LIBOR
USD at 1.00% Floor + 7.50%),
12.45%
,
 09/03/26
(b)
.......... 208 159,963
Medical Solutions Holdings, Inc., 2nd
Lien Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 7.00%),
11.99%
,
 11/01/29
(b)
.......... 461 417,781
Mercury Borrower, Inc., 1st Lien Term
Loan, (1-mo. LIBOR USD at 0.50%
Floor + 3.50%), 8.56%
,
 08/02/28
(b)
2 2,413
Mercury Borrower, Inc., 2nd Lien Term
Loan, (1-mo. LIBOR USD at 0.50%
Floor + 6.50%), 11.63%
,
 08/02/29
(b)
598 534,463
MH Sub I LLC, 1st Lien Term Loan,
(1-mo. LIBOR USD + 3.75%),
8.77%
,
 09/13/24
(b)
........... 990 984,373
MH Sub I LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR + 6.25%),
11.23%
,
 02/23/29
(b)
.......... 637 588,957
MH SUB I LLC, Term Loan, 04/25/28
(b)
(o)
...................... 1,250 1,198,438
Naked Juice LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.25%
,
 01/24/29
(b)
908 806,083
Naked Juice LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 6.00%), 11.00%
,
 01/24/30
(b)
969 726,682
New SK Holdco Sub LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75%
Floor + 8.25%), 13.30%
,
 06/30/27
(b)
1,250 1,055,705
Nielsen Consumer Inc. Term Loan B,
03/06/28
(b)(o)
............... EUR 2,700 2,722,244
OVG Business Services LLC, Term
Loan, (1-mo. LIBOR USD at 1.00%
Floor + 6.25%), 11.28%
,
 11/19/28
(b)
USD 451 436,204
Park River Holdings, Inc., 1st Lien Term
Loan, (3-mo. LIBOR USD at 0.75%
Floor + 3.25%), 8.52%
,
 12/28/27
(b)
92 85,802
Playtika Holding Corp., Term Loan
B1, (1-mo. LIBOR USD + 2.75%),
7.77%
,
 03/13/28
(b)
........... 484 480,339
ProFrac Holdings II LLC, Term Loan,
(3-mo. CME Term SOFR at 1.00%
Floor + 7.25%), 12.42%
,
 03/04/25
(b)
428 423,264
Proofpoint, Inc., 2nd Lien Term Loan,
(1-mo. LIBOR USD at 0.50% Floor +
6.25%), 11.27%
,
 08/31/29
(b)
..... 733 694,825
Qualtrics Acquireco LLC, Term Loan B,
04/14/30
(b)(f)(o)
.............. 6,500 6,467,500
RealPage, Inc., 2nd Lien Term Loan,
(1-mo. LIBOR USD at 0.75% Floor +
6.50%), 11.52%
,
 04/23/29
(b)
..... 1,293 1,207,750
Security
Par (000)
Par (000) Value
United States (continued)
Redstone HoldCo 2 LP, 1st Lien Term
Loan, (3-mo. LIBOR USD at 0.75%
Floor + 4.75%), 10.01%
,
 04/27/28
(b)
USD 3,706 $ 3,131,935
Redstone HoldCo 2 LP, 2nd Lien Term
Loan, (3-mo. LIBOR USD at 0.75%
Floor + 7.75%), 13.04%
,
 04/27/29
(b)
4,548 2,676,498
Restoration Hardware, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.33%
,
 10/20/28
(b)
480 445,179
SCIH Salt Holdings, Inc., 1st Lien
Term Loan B1, (1-mo. LIBOR
USD at 0.75% Floor + 4.00%),
9.02%
,
 03/16/27
(b)
........... 437 426,850
Shearer's Foods LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
8.60%
,
 09/23/27
(b)
........... 83 80,716
Signal Parent, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor +
3.50%), 8.58%
,
 04/03/28
(b)
..... 255 171,578
Sophia LP, 2nd Lien Term Loan, (3-mo.
LIBOR USD at 1.00% Floor +
8.00%), 13.16%
,
 10/09/28
(b)
..... 2,250 2,234,543
Talen Energy Supply LLC, Term
Loan, (3-mo. CME Term SOFR
at 0.75% Floor + 4.75%), 9.51% -
9.57%
,
 11/13/23
(b)
........... 546 546,273
Triton Water Holdings, Inc., 1st
Lien Term Loan, (3-mo. LIBOR
USD at 0.50% Floor + 3.50%),
8.66%
,
 03/31/28
(b)
........... 172 162,696
United AirLines, Inc., Term Loan B,
(1-mo. LIBOR USD at 0.75% Floor +
3.75%), 8.77%
,
 04/21/28
(b)
..... —
(q)
482
Vaco Holdings LLC, Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor +
5.00%), 10.05%
,
 01/21/29
(b)
..... 289 287,601
Verscend Holding Corp., Term Loan
B1, (1-mo. LIBOR USD + 4.00%),
9.02%
,
 08/27/25
(b)
........... 5,673 5,662,260
Woof Holdings, Inc., 1st Lien Term
Loan, (1-mo. LIBOR USD at 0.75%
Floor + 3.75%), 8.76%
,
 12/21/27
(b)(f)
149 143,746
Zayo Group Holdings, Inc., Term Loan,
(1-mo. LIBOR USD + 3.00%),
8.02%
,
 03/09/27
(b)
........... 92 74,450
59,014,157
Total Floating Rate Loan Interests — 7.1%
(Cost: $87,434,938) .............................. 78,477,234
Foreign Agency Obligations
Colombia — 0.1%
Ecopetrol SA
4.13%, 01/16/25 ............ 243 232,296
8.88%, 01/13/33 ............ 179 173,071
5.88%, 05/28/45 ............ 114 74,185
479,552
France — 0.4%
Electricite de France SA
(b)(c)(l)
(13-Year GBP Swap Semi +
4.23%), 6.00% ........... GBP 1,000 1,112,450

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
France (continued)
(5-Year EUR Swap Annual +
4.86%), 7.50% ........... EUR 1,200 $ 1,291,206
(BPISDS15 + 3.32%), 5.88% ... GBP 1,000 1,035,436
(5-Year EUR Swap Annual +
3.97%), 3.38% ........... EUR 1,600 1,305,179
4,744,271
Indonesia — 0.0%
Pertamina Persero PT, 3.65%
,
07/30/29
(c)
................ USD 231 216,173
Ireland — 0.3%
AIB Group plc, (5-Year EUR Swap
Annual + 5.70%), 5.25%
(b)(c)(l)
.... EUR 3,682 3,693,914
Italy — 0.2%
Banca Monte dei Paschi di Siena SpA,
(3-mo. EURIBOR + 3.21%), 6.75%
,
03/02/26
(b)(c)
............... 1,725 1,886,864
Mexico — 0.1%
Comision Federal de Electricidad,
4.88%
,
01/15/24
(c)
........... USD 223 220,184
Petroleos Mexicanos
6.50%, 03/13/27 ............ 463 412,718
8.75%, 06/02/29 ............ 226 206,931
5.95%, 01/28/31 ............ 311 229,954
1,069,787
Morocco — 0.0%
OCP SA, 5.13%
,
06/23/51
(c)
....... 200 147,100
Peru — 0.0%
Corp. Financiera de Desarrollo SA,
4.75%
,
07/15/25
(c)
........... 228 221,132
Total Foreign Agency Obligations — 1.1%
(Cost: $13,186,551) .............................. 12,458,793
Foreign Government Obligations
Bahrain — 0.0%
Kingdom of Bahrain, 6.75%
,
09/20/29
(c)
219 217,741
Chile — 0.0%
Republic of Chile, 4.34%
,
03/07/42 .. 200 181,662
Colombia — 0.1%
Republic of Colombia
4.50%, 01/28/26 ............ 336 318,528
3.88%, 04/25/27 ............ 340 305,426
3.13%, 04/15/31 ............ 200 148,037
8.00%, 04/20/33 ............ 200 199,163
971,154
Dominican Republic — 0.1%
Dominican Republic Government Bond
6.88%, 01/29/26
(c)
........... 113 114,998
5.95%, 01/25/27
(c)
........... 140 138,714
5.50%, 02/22/29
(a)
........... 165 156,987
4.50%, 01/30/30
(a)
........... 244 215,452
7.05%, 02/03/31
(a)
........... 150 152,297
4.88%, 09/23/32
(a)
........... 341 293,111
1,071,559
Egypt — 0.0%
Arab Republic of Egypt, 7.50%
,
02/16/61
(a)
................ 200 99,600
Security
Par (000)
Par (000) Value
Guatemala — 0.1%
Republic of Guatemala
4.50%, 05/03/26
(c)
........... USD 200 $ 195,038
5.25%, 08/10/29
(a)
........... 200 194,663
5.38%, 04/24/32
(a)
........... 200 194,912
584,613
Hungary — 0.0%
Hungary Government Bond
5.38%, 03/25/24 ............ 40 40,033
5.25%, 06/16/29
(a)
........... 200 197,787
237,820
Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia
III, 4.40%
,
06/06/27
(a)
......... 200 200,413
Republic of Indonesia
3.50%, 01/11/28 ............ 200 192,600
4.10%, 04/24/28 ............ 200 197,475
590,488
Ivory Coast — 0.0%
Republic of Cote d'Ivoire, 6.38%
,
03/03/28
(c)
................ 400 380,825
Mexico — 0.1%
United Mexican States
3.75%, 01/11/28 ............ 295 284,822
3.25%, 04/16/30 ............ 239 216,041
4.88%, 05/19/33 ............ 207 200,441
701,304
Morocco — 0.0%
Kingdom of Morocco, 2.38%
,
12/15/27
(a)
................ 267 236,178
Nigeria — 0.0%
Federal Republic of Nigeria, 8.38%
,
03/24/29
(a)
................ 200 162,537
Oman — 0.0%
Oman Government Bond, 6.75%
,
01/17/48
(c)
................ 258 249,018
Panama — 0.1%
Republic of Panama
3.16%, 01/23/30 ............ 343 302,976
6.85%, 03/28/54 ............ 405 422,213
725,189
Paraguay — 0.0%
Republic of Paraguay
4.95%, 04/28/31
(a)
........... 200 193,225
5.40%, 03/30/50
(c)
........... 200 170,413
363,638
Peru — 0.0%
Republic of Peru
2.78%, 01/23/31 ............ 241 208,661
1.86%, 12/01/32 ............ 173 133,729
342,390
Romania — 0.1%
Romania Government Bond
5.25%, 11/25/27
(a)
........... 228 224,979
2.88%, 03/11/29
(c)
........... EUR 165 156,109
2.50%, 02/08/30
(c)
........... 174 154,499
2.12%, 07/16/31
(c)
........... 231 188,009
723,596

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
(c)
4.50%, 04/17/30 ............ USD 200 $ 201,788
2.25%, 02/02/33 ............ 353 293,497
495,285
Senegal — 0.0%
Republic of Senegal, 6.25%
,
05/23/33
(c)
200 156,975
South Africa — 0.1%
Republic of South Africa
4.85%, 09/30/29 ............ 200 179,413
5.88%, 04/20/32 ............ 200 181,537
5.00%, 10/12/46 ............ 257 174,728
535,678
Ukraine — 0.0%
Ukraine Government Bond
(e)(m)
7.75%, 09/01/25
(c)
........... 112 21,301
8.99%, 02/01/26
(c)
........... 224 38,682
7.75%, 09/01/27
(c)
........... 220 37,991
7.25%, 03/15/35
(a)
........... 234 37,923
135,897
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.75%
,
10/28/34 ................. 195 216,020
Total Foreign Government Obligations — 0.9%
(Cost: $10,727,198) .............................. 9,379,167
Shares
Shares
Investment Companies
Vanguard Long-Term Corporate Bond
ETF ..................... 2,000 159,940
Total Investment Companies — 0.0%
(Cost: $160,220) ................................ 159,940
Par (000)
Pa r (000)
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 3.4%
United States — 3.4%
(a)(b)
BX Commercial Mortgage Trust
Series 2021-SOAR, Class G, (1-mo.
LIBOR USD at 2.80% Floor +
2.80%), 7.75%, 06/15/38 .... 3,606 3,350,077
Series 2021-VINO, Class F, (1-mo.
LIBOR USD at 2.80% Floor +
2.80%), 7.75%, 05/15/38 .... 4,110 3,811,436
CSMC Trust, Series 2015-
RPL1,  0.00%, 02/15/24 ....... 4,000 3,916,563
Extended Stay America Trust
Series 2021-ESH, Class E, (1-mo.
LIBOR USD at 2.85% Floor +
2.85%), 7.80%, 07/15/38 .... 7,126 6,769,292
Series 2021-ESH, Class F, (1-mo.
LIBOR USD at 3.70% Floor +
3.70%), 8.65%, 07/15/38 .... 4,523 4,253,725
Med Trust
Series 2021-MDLN, Class F, (1-mo.
LIBOR USD at 4.00% Floor +
4.00%), 8.95%, 11/15/38 ..... 2,991 2,793,598
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-MDLN, Class G, (1-mo.
LIBOR USD at 5.25% Floor +
5.25%), 10.20%, 11/15/38 .... USD 8,571 $ 7,874,183
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.22% Floor +
2.22%), 7.11%, 04/15/38 ....... 5,486 5,224,837
37,993,711
Total Non-Agency Mortgage-Backed Securities — 3.4%
(Cost: $40,363,212) .............................. 37,993,711
Preferred Securities
Shares
Shares
Preferred Stocks — 0.4%
United States — 0.4%
(f)
Aiven, Inc. (Preference), Series D ... 6,597 528,090
Cap Hill Brands (Preference) ...... 506,652 770,111
Dream Finders Homes, Inc.
(l)
...... 2,261 2,049,031
Lessen, Inc. (Preference), Series C .. 16,373 212,031
Versa Networks, Inc., Series
E (Acquired 10/14/22, cost
$567,638)
(h)
............... 194,516 573,822
4,133,085
Total Preferred Stocks — 0.4%
(Cost: $4,683,241) .............................. 4,133,085
Par (000)
Pa r (000)
U.S. Treasury Obligations
U.S. Treasury Notes , 0.25%, 06/30/25
(r)
4,850 4,482,272
Total U.S. Treasury Obligations — 0.4%
(Cost: $4,854,128) .............................. 4,482,272
Shares
Shares
Warrants
Brazil — 0.0%
Lavoro Ltd. (Issued/Exercisable
12/27/22, 1 Share for 1 Warrant,
Expires 12/27/27, Strike Price USD
11.50)
(e)
.................. 5,728 4,010
Germany — 0.0%
Tonies SE (Issued/Exercisable
04/30/21, 1 Share for 1 Warrant,
Expires 04/30/26, Strike Price EUR
11.50)
(e)
.................. 109,736 18,138
Luxembourg — 0.0%
HomeToGo SE (Issued/Exercisable
02/17/21, 1 Share for 1 Warrant,
Expires 12/31/25, Strike Price EUR
11.50)
(e)
.................. 71,516 79

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Shares
Shares Value
Netherlands — 0.0%
Climate Transition Capital Acquisition
I BV (Issued/Exercisable 06/29/21,
1 Share for 1 Warrant, Expires
06/29/26, Strike Price EUR 11.50)
(e)
94,710 $ 104
United Kingdom — 0.0%
Hedosophia European Growth (Issued/
Exercisable 05/13/21, 1 Share for
1 Warrant, Expires 05/13/27, Strike
Price EUR 11.50)
(e)
.......... 167,092 202
United States — 0.0%
(e)
Ascent Resources Marcellus Minerals
(Issued/Exercisable 03/30/18,
2 Shares for 1 Warrant, Expires
12/31/49, Strike Price USD 2.00)
(f)
1,007,612 10
Aurora Innovation, Inc. (Issued/
Exercisable 05/04/21, 1 Share for
1 Warrant, Expires 12/31/28, Strike
Price USD 11.50) ............ 1,905 324
Cano Health, Inc. (Issued/Exercisable
07/06/20, 1 Share for 1 Warrant,
Expires 06/03/26, Strike Price USD
11.50) ................... 7,450 2,002
Crown PropTech Acquisitions (Issued/
Exercisable 01/25/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 9,692 969
Crown PropTech Acquisitions (Issued/
Exercisable 02/05/21, 1 Share for
1 Warrant, Expires 02/01/26, Strike
Price USD 11.50)
(f)
........... 16,190 1,295
CXApp, Inc. (Issued/Exercisable
02/02/21, 1 Share for 1 Warrant,
Expires 12/15/25, Strike Price USD
11.50) ................... 45,102 10,373
Embark Technology, Inc. (Issued/
Exercisable 12/28/20, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 1,393 28
EVgo, Inc. (Issued/Exercisable
11/10/20, 1 Share for 1 Warrant,
Expires 09/15/25, Strike Price USD
11.50) ................... 8,910 5,435
Freewire Warrants TA (Issued/
Exercisable 04/27/22, 1 Share for
1 Warrant, Expires 04/26/27, Strike
Price USD 3.35)
(f)
........... 70,430 22,538
Kinsey Interests, Inc. (Issued/
Exercisable 10/16/20, 1 Share for
1 Warrant, Expires 12/31/25, Strike
Price USD 10.00)
(f)
........... 53,160 6,911
Latch, Inc. (Issued/Exercisable
12/29/20, 1 Share for 1 Warrant,
Expires 06/04/26, Strike Price USD
11.50) ................... 6,894 379
Lightning eMotors, Inc. (Issued/
Exercisable 05/06/21, 1 Share for
1 Warrant, Expires 12/15/25, Strike
Price USD 11.50) ............ 17,391 711
M3-Brigade Acquisition II Corp. (Issued/
Exercisable 02/17/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 80,000 2,008
Security
Shares
Shares Value
United States (continued)
Offerpad Solutions, Inc. (Issued/
Exercisable 10/13/20, 1 Share for
1 Warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 13,726 $ 295
Pear Therapeutics, Inc. (Issued/
Exercisable 03/23/21, 1 Share for
1 Warrant, Expires 12/01/26, Strike
Price USD 11.50) ............ 4,828 24
Pivotal Investment Corp. III (Issued/
Exercisable 01/19/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 2,377 119
Proof Acquisition Corp. I (Issued/
Exercisable 12/03/21, 1 Share for
1 Warrant, Expires 12/23/28, Strike
Price USD 11.50)
(f)
........... 16,758 1,006
Rotor Acquisition Corp. (Issued/
Exercisable 01/15/21, 1 Share for
1 Warrant, Expires 06/15/27, Strike
Price USD 11.50) ............ 5,599 448
Sarcos Technology & Robotics Corp.
(Issued/Exercisable 12/21/20,
1 Share for 1 Warrant, Expires
09/24/26, Strike Price USD 11.50) 20,304 1,421
Service King Midas International
(Issued/Exercisable 07/14/22,
1 Share for 1 Warrant, Expires
06/30/27, Strike Price USD 10.00)
(f)
1,375 —
Sonder Holdings, Inc. (Issued/
Exercisable 01/19/22, 1 Share for
1 Warrant, Expires 11/19/26, Strike
Price USD 12.50)
(f)
........... 18,705 —
Versa Networks, Inc., Series E
(Acquired 10/14/22, cost $0)
(Issued/Exercisable 10/14/22,
1 Share for 1 Warrant, Expires
10/07/23, Strike Price USD 0.01)
(f)(h)
23,975 65,692
Volta, Inc. (Issued/Exercisable
10/22/20, 1 Share for 1 Warrant,
Expires 08/26/26, Strike Price USD
11.50)
(f)
.................. 9,180 2,071
124,059
Total Warrants — 0.0%
(Cost: $1,096,664) .............................. 146,592
Total Long-Term Investments — 91.7%
(Cost: $1,136,752,983) ........................... 1,011,474,030

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Pa r (000) Value
Short-Term Securities
Borrowed Bond Agreements — 3.7%
(s)
Barclays Bank plc, 4.60%, 05/11/23
(Purchased on 04/10/23 to be
repurchased at USD 167,632,
collateralized by Freedom Mortgage
Corp., 6.63%, due at 01/15/27, par
and fair value of USD 213,000 and
$172,530, respectively) ........ USD 167 $ 167,205
Barclays Bank plc, 4.50%, Open
(Purchased on 03/27/23 to be
repurchased at USD 5,173,143,
collateralized by AthenaHealth
Group, Inc., 6.50%, due at 02/15/30,
par and fair value of USD 6,500,000
and $5,338,700, respectively)
(t)
.. 5,151 5,151,250
Barclays Bank plc, 4.60%, Open
(Purchased on 03/27/23 to be
repurchased at USD 5,195,950,
collateralized by Medline Borrower
LP, 5.25%, due at 10/01/29, par and
fair value of USD 5,921,000 and
$5,121,447, respectively)
(t)
..... 5,173 5,173,474
Barclays Bank plc, 4.65%, Open
(Purchased on 03/27/23 to be
repurchased at USD 175,133,
collateralized by PHH Mortgage
Corp., 7.88%, due at 03/15/26, par
and fair value of USD 201,000 and
$180,647, respectively)
(t)
....... 174 174,367
Barclays Bank plc, 4.65%, Open
(Purchased on 03/27/23 to be
repurchased at USD 105,958,
collateralized by Park River
Holdings, Inc., 5.63%, due at
02/01/29, par and fair value of
USD 156,000 and $114,225,
respectively)
(t)
.............. 105 105,495
Barclays Bank plc, 4.67%, Open
(Purchased on 04/18/23 to be
repurchased at USD 2,953,340,
collateralized by McAfee Corp.,
7.38%, due at 02/15/30, par and
fair value of USD 3,500,000 and
$2,905,348, respectively)
(t)
..... 2,949 2,948,750
Barclays Capital, Inc., 4.00%, 05/11/23
(Purchased on 04/10/23 to be
repurchased at USD 286,761,
collateralized by CommScope,
Inc., 8.25%, due at 03/01/27, par
and fair value of USD 350,000 and
$270,591, respectively) ........ 286 286,125
Barclays Capital, Inc., 4.25%, 05/11/23
(Purchased on 04/10/23 to be
repurchased at USD 203,080,
collateralized by Great Lakes
Dredge & Dock Corp., 5.25%, due at
06/01/29, par and fair value of USD
261,000 and $205,305, respectively) 203 202,601
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Barclays Capital, Inc., 4.62%, Open
(Purchased on 03/24/23 to be
repurchased at USD 474,999,
collateralized by Zayo Group
Holdings, Inc., 4.00%, due at
03/01/27, par and fair value of
USD 650,000 and $492,152,
respectively)
(t)
.............. USD 473 $ 472,875
BNP Paribas SA, 4.83%, 05/01/23
(Purchased on 04/28/23 to be
repurchased at USD 4,563,617,
collateralized by U.S. Treasury
Notes, 0.25%, due at 05/31/25, par
and fair value of USD 4,925,000 and
$4,556,972, respectively) ...... 4,562 4,561,781
BNP Paribas SA, (0.25)%, Open
(Purchased on 04/20/23 to be
repurchased at USD 1,311,320,
collateralized by Next Group plc,
3.63%, due at 05/18/28, par and
fair value of GBP 1,100,000 and
$1,272,169, respectively)
(t)
..... GBP 1,043 1,311,410
Goldman Sachs International,
2.25%, Open (Purchased on
03/27/23 to be repurchased at
USD 1,094,781, collateralized by
eG Global Finance plc, 4.38%, due
at 02/07/25, par and fair value of
EUR 1,080,000 and $1,108,212,
respectively)
(t)
.............. EUR 991 1,092,528
Goldman Sachs International,
2.50%, Open (Purchased on
03/14/23 to be repurchased at
USD 407,375, collateralized by
Heimstaden Bostad Treasury BV,
1.00%, due at 04/13/28, par and
fair value of EUR 475,000 and
$387,293, respectively)
(t)
....... 369 406,066
Goldman Sachs International,
2.60%, Open (Purchased on
03/27/23 to be repurchased at
USD 1,116,388, collateralized by
eG Global Finance plc, 6.25%, due
at 10/30/25, par and fair value of
EUR 1,080,000 and $1,118,649,
respectively)
(t)
.............. 1,011 1,113,734
J.P. Morgan Securities LLC,
3.95%, 05/12/23 (Purchased on
04/11/23 to be repurchased at
USD 113,426, collateralized by
Medline Borrower LP, 5.25%, due at
10/01/29, par and fair value of USD
132,000 and $114,175, respectively) USD 113 113,190
J.P. Morgan Securities LLC,
2.25%, Open (Purchased on
03/20/23 to be repurchased at
USD 867,217, collateralized by
Range Resources Corp., 4.75%,
due at 02/15/30, par and fair value
of USD 1,000,000 and $920,000,
respectively)
(t)
.............. 865 865,000

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc,
(2.00)%, 06/07/23 (Purchased on
03/21/23 to be repurchased at USD
1,285,987, collateralized by Quatrim
SASU, 5.88%, due at 01/15/24, par
and fair value of EUR 1,250,000 and
$1,158,372, respectively) ...... EUR 1,170 $ 1,288,851
J.P. Morgan Securities plc,
1.90%, Open (Purchased on
04/20/23 to be repurchased at
USD 374,856, collateralized by
International Design Group SpA,
6.50%, due at 11/15/25, par and
fair value of EUR 345,000 and
$363,524, respectively)
(t)
....... 340 374,658
J.P. Morgan Securities plc,
2.30%, Open (Purchased on
04/20/23 to be repurchased at USD
1,254,455, collateralized by Jaguar
Land Rover Automotive plc, 4.50%,
due at 01/15/26, par and fair value
of EUR 1,200,000 and $1,245,910,
respectively)
(t)
.............. 1,138 1,253,654
J.P. Morgan Securities plc,
2.55%, Open (Purchased on
03/27/23 to be repurchased at USD
1,455,015, collateralized by Vonovia
SE, 0.25%, due at 09/01/28, par
and fair value of EUR 1,700,000 and
$1,466,619, respectively)
(t)
..... 1,317 1,451,622
J.P. Morgan Securities plc,
2.60%, Open (Purchased on
03/27/23 to be repurchased at USD
684,744, collateralized by Vonovia
SE, 0.25%, due at 09/01/28, par
and fair value of EUR 800,000 and
$690,174, respectively)
(t)
....... 620 683,116
J.P. Morgan Securities plc,
2.65%, Open (Purchased on
04/20/23 to be repurchased at
USD 1,614,640, collateralized by
Erste Group Bank AG, 0.88%, due
at 11/15/32, par and fair value of
EUR 1,800,000 and $1,616,349 ,
respectively)
(t)
.............. 1,464 1,613,453
J.P. Morgan Securities plc,
2.70%, Open (Purchased on
04/20/23 to be repurchased at
USD 1,614,663, collateralized by
Erste Group Bank AG, 0.88%, due
at 11/15/32, par and fair value of
EUR 1,800,000 and $1,616,348,
respectively)
(t)
.............. 1,464 1,613,453
Nomura Securities International,
Inc., 4.00%, Open (Purchased
on 04/21/23 to be repurchased at
USD 1,915,489, collateralized by
CommScope, Inc., 8.25%, due
at 03/01/27, par and fair value of
USD 2,400,000 and $1,855,480,
respectively)
(t)
.............. USD 1,914 1,914,000
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
RBC Capital Markets LLC,
(0.20)%, Open (Purchased on
03/27/23 to be repurchased at USD
126,396, collateralized by CP Atlas
Buyer, Inc., 7.00%, due at 12/01/28,
par and fair value of USD 168,000
and $126,249, respectively)
(t)
.... USD 126 $ 126,420
RBC Capital Markets LLC,
3.00%, Open (Purchased on
03/27/23 to be repurchased at
USD 309,311, collateralized by
PBF Holding Co. LLC, 6.00%, due
at 02/15/28, par and fair value
of USD 329,000 and $302,631,
respectively)
(t)
.............. 308 308,437
RBC Capital Markets LLC,
3.50%, Open (Purchased on
04/19/23 to be repurchased at
USD 984,802, collateralized by
Callon Petroleum Co., 7.50%, due
at 06/15/30, par and fair value of
USD 1,000,000 and $949,816,
respectively)
(t)
.............. 984 983,750
RBC Capital Markets LLC,
3.70%, Open (Purchased on
03/27/23 to be repurchased at
USD 94,017, collateralized by PHH
Mortgage Corp., 7.88%, due at
03/15/26, par and fair value of USD
108,000 and $97,064, respectively)
(t)
94 93,690
RBC Capital Markets LLC,
4.25%, Open (Purchased on
03/21/23 to be repurchased at USD
663,108, collateralized by Cargo
Aircraft Management, Inc., 4.75%,
due at 02/01/28, par and fair v alue
of USD 750,000 and $672,922 ,
respectively)
(t)
.............. 660 660,000
RBC Capital Markets LLC,
4.30%, Open (Purchased on
03/27/23 to be repurchased at
USD 636,041, collateralized by
Medline Borrower LP, 5.25%, due
at 10/01/29, par and fair value
of USD 725,000 and $627,098,
respectively)
(t)
.............. 633 633,469
RBC Capital Markets LLC,
4.50%, Open (Purchased on
03/30/23 to be repurchased at USD
809,374, collateralized by Frontier
Communications Holdings LLC,
6.75%, due at 05/01/29, par and
fair value of USD 1,000,000 and
$804,842, respectively)
(t)
....... 806 806,250
RBC Capital Markets LLC,
4.65%, Open (Purchased on
03/27/23 to be repurchased at USD
675,140, collateralized by Chemours
Co. (The), 5.75%, due at 11/15/28,
par and fair value of USD 750,000
and $666,586, respectively)
(t)
.... 672 672,188

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
RBC Capital Markets LLC,
4.67%, Open (Purchased on
03/27/23 to be repurchased at USD
256,644, collateralized by Carnival
Corp., 5.75%, due at 03/01/27, par
and fair value of USD 314,000 and
$258,422, respectively)
(t)
....... USD 256 $ 255,517
RBC Capital Markets LLC,
4.67%, Open (Purchased on
03/27/23 to be repurchased at USD
281,481, collateralized by Royal
Caribbean Cruises Ltd., 5.50%,
due at 04/01/28, par and fair value
of USD 314,000 and $276,884,
respectively)
(t)
.............. 280 280,245
RBC Europe Ltd., 1.80%, Open
(Purchased on 04/20/23 to be
repurchased at USD 1,580,871,
collateralized by International Design
Group SpA, 6.50%, due at 11/15/25,
par and fair value of EUR 1,455,000
and $1,533,121 , respectively)
(t)
.. EUR 1,434 1,580,081
Total Borrowed Bond Agreements — 3.7%
(Cost: $40,565,552) .............................. 40,738,705
Certificates of Deposit — 0.1%
Domestic — 0.1%
Citibank NA, 4.06%, 08/01/23 ..... USD 911 907,682
Total Certificates of Deposit — 0.1%
(Cost: $911,000) ................................ 907,682
Shares
Shares
Money Market Funds — 6.4%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 4.72%
(u)(v)
.... 70,589,514 70,589,514
Total Money Market Funds — 6.4%
(Cost: $70,589,514) .............................. 70,589,514
Total Short-Term Securities — 10.2%
(Cost: $112,066,066) ............................. 112,235,901
Total Options Purchased — 0.2%
(Cost: $4,000,792 ) .............................. 2,267,790
Total Investments Before Options Written, Borrowed Bonds and
Investments Sold Short — 102.1%
(Cost: $1,252,819,841) ........................... 1,125,977,721
Total Options Written — (0.1)%
(Premiums Received — $(1,949,218)) ................. (1,332,986)
Par (000)
Pa r (000)
Borrowed Bonds
Corporate Bonds — (3.7)%
Austria — (0.3)%
Erste Group Bank AG, (5-Year
EURIBOR ICE Swap Rate + 1.10%),
0.88% ,  11/15/32
(b)
........... EUR (3,600) (3,232,697)
Security
Par (000)
Par (000) Value
France — (0.1)%
Quatrim SASU, 5.88% ,  01/15/24 ... EUR (1,250) $ (1,158,372)
Germany — (0.2)%
Vonovia SE, 0.25% ,  09/01/28 ...... (2,500) (2,156,793)
Italy — (0.2)%
International Design Group SpA,
6.50% ,  11/15/25 ............ (1,800) (1,896,645)
Sweden — (0.0)%
Heimstaden Bostad Treasury BV,
1.00% ,  04/13/28 ............ (475) (387,293)
United Kingdom — (0.4)%
eG Global Finance plc:
4.38% ,  02/07/25 ............ (1,080) (1,108,212)
6.25% ,  10/30/25 ............ (1,080) (1,118,649)
Jaguar Land Rover Automotive plc,
4.50% ,  01/15/26 ............ (1,200) (1,245,910)
Next Group plc, 3.63% ,  05/18/28 ... GBP (1,100) (1,272,169)
(4,744,940)
United States — (2.5)%
AthenaHealth Group, Inc.,
6.50% ,  02/15/30
(a)
........... USD (6,500) (5,338,700)
Callon Petroleum Co.,
7.50% ,  06/15/30
(a)
........... (1,000) (949,816)
Cargo Aircraft Management, Inc.,
4.75% ,  02/01/28
(a)
........... (750) (672,922)
Carnival Corp., 5.75% ,  03/01/27
(a)
... (314) (258,422)
Chemours Co. (The), 5.75% ,  11/15/28
(a)
(750) (666,586)
CommScope, Inc., 8.25% ,  03/01/27
(a)
(2,750) (2,126,071)
CP Atlas Buyer, Inc., 7.00% ,  12/01/28
(a)
(168) (126,249)
Freedom Mortgage Corp.,
6.63% ,  01/15/27
(a)
........... (213) (172,530)
Frontier Communications Holdings
LLC, 6.75% ,  05/01/29
(a)
....... (1,000) (804,842)
Great Lakes Dredge & Dock Corp.,
5.25% ,  06/01/29
(a)
........... (261) (205,305)
McAfee Corp., 7.38% ,  02/15/30
(a)
... (3,500) (2,905,348)
Medline Borrower LP,
5.25% ,  10/01/29
(a)
........... (6,778) (5,862,720)
Park River Holdings, Inc.,
5.63% ,  02/01/29
(a)
........... (156) (114,225)
PBF Holding Co. LLC, 6.00% ,  02/15/28 (329) (302,631)
PHH Mortgage Corp.,
7.88% ,  03/15/26
(a)
........... (309) (277,711)
Range Resources Corp.,
4.75% ,  02/15/30
(a)
........... (1,000) (920,000)
Royal Caribbean Cruises Ltd.,
5.50% ,  04/01/28
(a)
........... (314) (276,884)
U.S. Treasury Notes, 0.25% ,  05/31/25 (4,925) (4,556,972)
Zayo Group Holdings, Inc.,
4.00% ,  03/01/27
(a)
........... (650) (492,152)
(27,030,086)
Total Borrowed Bonds — (3.7)%
(Proceeds: $(42,408,061)) .........................
(40,606,826)

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Shares
Shares Value
Investments Sold Short
Common Stocks
United States — (0.0)%
Carrols Restaurant Group, Inc.
(e)
.... (42,500) $ (163,625)
Total Common Stocks — (0.0)%
(Proceeds: $(76,354)) ............................ (163,625)
Security
Shares
Shares Value
Total Investments Sold Short — (0.0)%
(Proceeds: $(76,354) ) ............................ $ (163,625)
Total Investments Net of Options Written, Borrowed Bonds and
Investments Sold Short — 98.3%
(Cost: $1,208,386,208) ........................... 1,083,874,284
Other Assets Less Liabilities — 1.7% ................... 19,194,553
Net Assets — 100.0% .............................. $ 1,103,068,837
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Non-income producing security.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,221,867, representing 0.20% of its net assets as of period end, and an original cost of $1,944,170.
(i)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(j)
Convertible security.
(k)
Zero-coupon bond.
(l)
Perpetual security with no stated maturity date.
(m)
Issuer filed for bankruptcy and/or is in default.
(n)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
Fixed rate.
(q)
Rounds to less than 1,000.
(r)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(s)
Certain agreements have no stated maturity and can be terminated by either party at any time.
(t)
The amount to be repurchased assumes the maturity will be the day after the period end.
(u)
Affiliate of the Fund.
(v)
Annualized 7-day yield as of period end.

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
April 30, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/23
Shares
Held at
04/30/23
Income
(Expense)
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 175,866,951 $ — $ (105,277,437)
(a)
$ — $ — $ 70,589,514 70,589,514 $ 2,452,511 $ —
iShares iBoxx $ High Yield
Corporate Bond ETF
(b)
..... — (4,019,208) 3,960,479 58,729 — — — — —
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(b)
..... — 3,539,346 (3 , 577 ,7 19) 38,373 — — — 6,831 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(b)
..... — (10,417,125) 10,282,513 134,612 — — — — —
iShares J.P. Morgan USD
Emerging Markets Bond ETF
(b)
— (13,332,751) 13,275,049 57,702 — — — (77,187) —
iShares MSCI Europe Financials
ETF
(b)
................ (476,700) (445,233) 973,530 (87,229) 35,632 — — — —
i Shares Preferred and Income
Securities ETF
(b)
......... — (3,405,006) 3,549,532 (144,526) — — — (51,715) —
$ 57,661 $ 35,632 $ 70,589,514 $ 2,330,440 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
April 30, 2023
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 5 Year Note Interest Rate Put Options, Strike Price USD 106.50 ................. 200 05/26/23 $ 5 $ (122,185)
U.S. Treasury Ultra Bond ..................................................... 4 06/21/23 566 27,106
U.S. Treasury 5 Year Note .................................................... 8 06/30/23 880 5,564
(89,515)
Short Contracts
Euro-Bobl ............................................................... 17 06/08/23 2,210 (21,621)
Euro-BTP ............................................................... 33 06/08/23 4,176 (101,899)
Euro-Bund .............................................................. 56 06/08/23 8,365 (276,586)
EURO STOXX 50 Index ..................................................... 181 06/16/23 8,630 (526,170)
EURO STOXX Banks Price Index ............................................... 297 06/16/23 1,663 (54,081)
NASDAQ 100 E-Mini Index ................................................... 3 06/16/23 799 (75,458)
Russell 2000 E-Mini Index .................................................... 81 06/16/23 7,188 (55,909)
S&P 500 E-Mini Index ....................................................... 6 06/16/23 1,257 (87,925)
U.S. Treasury 10 Year Note ................................................... 3 06/21/23 346 (2,863)
U.S. Treasury 10 Year Ultra Note ............................................... 10 06/21/23 1,217 (36,377)
Long Gilt ................................................................ 16 06/28/23 2,040 6,177
U.S. Treasury 2 Year Note .................................................... 25 06/30/23 5,158 (51,163)
(1,283,875)
$ (1,373,390)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 16,613,497 USD 18,215,290 Bank of America NA 06/21/23 $ 145,094
EUR 9,955,001 USD 10,770,195 Deutsche Bank AG 06/21/23 231,561
GBP 776,654 USD 953,507 Bank of America NA 06/21/23 23,608
GBP 294,539 USD 359,619 Morgan Stanley & Co. International plc 06/21/23 10,943
USD 2,843,883 EUR 2,570,427 Bank of America NA 06/21/23 3,181
USD 74,261 EUR 67,000 Barclays Bank plc 06/21/23 216
USD 344,298 EUR 311,000 BNP Paribas SA 06/21/23 597
USD 437,257 EUR 394,673 JPMorgan Chase Bank NA 06/21/23 1,085
USD 12,937,538 EUR 11,693,000 Morgan Stanley & Co. International plc 06/21/23 15,034
USD 918,179 EUR 829,367 Standard Chartered Bank 06/21/23 1,605
USD 151,422 JPY 19,821,000 Bank of America NA 06/21/23 4,799
437,723
EUR 998,000 USD 1,099,995 Bank of America NA 05/03/23 (230)
USD 481,544 EUR 452,576 HSBC Bank plc 06/14/23 (18,436)
USD 3,481,268 EUR 3,188,043 Bank of America NA 06/21/23 (41,993)
USD 571,711 EUR 518,767 BNP Paribas SA 06/21/23 (1,604)
USD 1,035,272 EUR 941,000 Citibank NA 06/21/23 (4,673)
USD 151,624,434 EUR 140,223,000 Goldman Sachs International 06/21/23 (3,342,828)
USD 142,437 EUR 132,000 HSBC Bank plc 06/21/23 (3,443)
USD 7,551,443 EUR 6,968,719 JPMorgan Chase Bank NA 06/21/23 (150,027)
USD 155,456,486 EUR 144,505,000 Morgan Stanley & Co. International plc 06/21/23 (4,243,023)
USD 134,118 EUR 123,000 Royal Bank of Canada 06/21/23 (1,815)
USD 803,249 EUR 737,000 State Street Bank and Trust Co. 06/21/23 (11,246)
USD 719,398 EUR 665,913 Toronto Dominion Bank 06/21/23 (16,535)
USD 479,339 EUR 444,087 UBS AG 06/21/23 (11,443)
USD 2,401,959 GBP 1,923,016 Bank of America NA 06/21/23 (17,405)
USD 63,764,976 GBP 53,090,000 BNP Paribas SA 06/21/23 (3,028,031)
USD 256,286 GBP 213,000 Deutsche Bank AG 06/21/23 (11,691)
USD 125,556 GBP 103,000 Goldman Sachs International 06/21/23 (4,029)

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
April 30, 2023
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 1,104,712 GBP 904,000 Morgan Stanley & Co. International plc 06/21/23 $ (32,619)
USD 205,245 GBP 165,000 State Street Bank and Trust Co. 06/21/23 (2,343)
(10,943,414)
$ (10,505,691)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Number of
Contracts Expiration Date Exercise Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
EURO STOXX 50 Index Down and Out
Bank of America
NA 1,120 10/20/23 EUR 4,000.00 EUR 3,900.00 4,882 $ 43,194
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
CBOE Volatility Index ......................... 750 05/17/23 USD 30.00 USD 1,184 $ 15,375
SPDR S&P Oil & Gas Exploration & Production ETF .... 650 05/19/23 USD 155.00 USD 8,262 1,625
EURO STOXX Banks Price Index ................. 609 06/16/23 EUR 110.00 EUR 3,153 34,392
Intel Corp. ................................ 350 06/16/23 USD 42.50 USD 1,087 525
Intel Corp. ................................ 1,000 06/16/23 USD 40.00 USD 3,106 3,500
Lions Gate Entertainment Corp. .................. 1,000 06/16/23 USD 12.50 USD 1,067 30,000
Lions Gate Entertainment Corp. .................. 1,250 06/16/23 USD 10.00 USD 1,334 159,375
S&P 500 Index ............................. 29 06/16/23 USD 4,200.00 USD 12,091 229,100
S&P 500 Index ............................. 29 06/16/23 USD 4,000.00 USD 12,091 661,345
1,135,237
Put
Boston Properties, Inc. ........................ 500 05/19/23 USD 35.00 USD 2,668 8,750
Caterpillar, Inc. ............................. 350 05/19/23 USD 175.00 USD 7,658 2,975
EURO STOXX 50 Index ....................... 57 05/19/23 EUR 3,800.00 EUR 2,485 1,882
EURO STOXX 50 Index ....................... 157 05/19/23 EUR 4,300.00 EUR 6,844 82,693
EURO STOXX 50 Index ....................... 157 05/19/23 EUR 4,000.00 EUR 6,844 12,975
FedEx Corp. ............................... 225 05/19/23 USD 210.00 USD 5,125 14,738
Frontier Communications Parent, Inc. .............. 10 05/19/23 USD 20.00 USD 23 575
iShares iBoxx $ High Yield Corporate Bond ETF ....... 500 05/19/23 USD 74.00 USD 3,768 14,000
iShares MSCI Europe Financials ETF .............. 2,500 05/19/23 USD 13.00 USD 4,943 56,250
iShares Preferred & Income Securities ETF .......... 1,000 05/19/23 USD 26.00 USD 3,137 10,000
iShares Russell 2000 ETF ...................... 250 05/19/23 USD 166.00 USD 4,380 20,000
iShares Russell 2000 ETF ...................... 250 05/19/23 USD 170.00 USD 4,380 35,500
S&P 500 Index ............................. 36 05/19/23 USD 3,775.00 USD 15,010 10,890
S&P 500 Index ............................. 70 05/19/23 USD 4,025.00 USD 29,186 108,850
Sabre Corp. ............................... 250 05/19/23 USD 3.50 USD 100 2,875
Vonovia SE ............................... 500 05/19/23 EUR 12.00 EUR 981 3,581
Xerox Holdings Corp. ......................... 250 05/19/23 USD 13.00 USD 392 1,875
Ally Financial, Inc. ........................... 350 06/16/23 USD 15.00 USD 923 2,625
American Airlines Group, Inc. .................... 1,500 06/16/23 USD 11.00 USD 2,046 16,500
Caterpillar, Inc. ............................. 200 06/16/23 USD 180.00 USD 4,376 14,800
FedEx Corp. ............................... 125 06/16/23 USD 165.00 USD 2,847 2,688
Ford Motor Co. ............................. 850 06/16/23 USD 10.00 USD 1,010 12,325
Invesco Senior Loan ETF ...................... 4,000 06/16/23 USD 19.00 USD 8,352 16,000
iShares iBoxx $ High Yield Corporate Bond ETF ....... 500 06/16/23 USD 70.00 USD 3,768 8,250
iShares iBoxx $ High Yield Corporate Bond ETF ....... 850 06/16/23 USD 66.00 USD 6,406 7,650
iShares iBoxx $ High Yield Corporate Bond ETF ....... 1,750 06/16/23 USD 67.00 USD 13,188 18,375
S&P 500 Index ............................. 54 06/16/23 USD 3,550.00 USD 22,515 37,260
S&P 500 Index ............................. 54 06/16/23 USD 3,850.00 USD 22,515 110,700

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
April 30, 2023
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Sabre Corp. ............................... 500 06/16/23 USD 3.00 USD 200 $ 5,500
Uniti Group, Inc. ............................ 145 06/16/23 USD 4.00 USD 50 11,238
iShares iBoxx $ High Yield Corporate Bond ETF ....... 650 07/21/23 USD 71.00 USD 4,898 30,875
Pitney Bowes, Inc. ........................... 400 07/21/23 USD 3.00 USD 140 6,000
United Parcel Service, Inc. ..................... 250 07/21/23 USD 160.00 USD 4,495 40,750
Xerox Holdings Corp. ......................... 250 07/21/23 USD 11.00 USD 392 2,500
Frontier Communications Parent, Inc. .............. 255 08/18/23 USD 20.00 USD 575 22,313
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 850 08/18/23 USD 100.00 USD 9,344 31,025
Air Transport Services Group, Inc. ................ 100 09/15/23 USD 15.00 USD 203 2,500
788,283
$ 1,923,520
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap ...... 5.00%
Markit CDX North
American High Yield
Index Series 39.V1 Quarterly Deutsche Bank AG 06/21/23 USD 94.00 USD 8,000 $ 16,789
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 40.V1 Quarterly
Morgan Stanley & Co.
International plc 07/19/23 USD 94.00 USD 8,000 34,396
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 40.V1 Quarterly Barclays Bank plc 05/17/23 USD 95.00 USD 10,000 3,549
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 40.V1 Quarterly BNP Paribas SA 07/19/23 USD 95.00 USD 8,000 41,703
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 40.V1 Quarterly
Morgan Stanley & Co.
International plc 06/21/23 USD 95.00 USD 10,000 27,371
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 39.V2 Quarterly Bank of America NA 06/21/23 USD 96.00 USD 20,000 46,275
Bought Protection on 5-Year
Credit Default Swap ...... 1.00
Markit CDX North
American Investment
Grade Index Series
40.V1 Quarterly Citibank NA 06/21/23 USD 100.00 USD 75,000 55,798
Bought Protection on 5-Year
Credit Default Swap ...... 1.00
Markit CDX North
American Investment
Grade Index Series
40.V1 Quarterly
Morgan Stanley & Co.
International plc 07/19/23 USD 110.00 USD 50,000 46,997
Bought Protection on 5-Year
Credit Default Swap ...... 1.00
Markit CDX North
American Investment
Grade Index Series
40.V1 Quarterly
Morgan Stanley & Co.
International plc 07/19/23 USD 110.00 USD 30,000 28,198
$ 301,076
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EURO STOXX Banks Price Index .................. 609 06/16/23 EUR 120.00 EUR 3,153 $ (4,194)

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
April 30, 2023
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
S&P 500 Index .............................. 58 06/16/23 USD 4,100.00 USD 24,183 $ (856,950)
(861,144)
Put
Caterpillar, Inc. .............................. 350 05/19/23 USD 140.00 USD 7,658 (6,650)
EURO STOXX 50 Index ........................ 314 05/19/23 EUR 4,150.00 EUR 13,688 (60,895)
FedEx Corp. ................................ 225 05/19/23 USD 195.00 USD 5,125 (5,175)
iShares Russell 2000 ETF ....................... 250 05/19/23 USD 157.00 USD 4,380 (5,500)
iShares Russell 2000 ETF ....................... 250 05/19/23 USD 146.00 USD 4,380 (1,750)
S&P 500 Index .............................. 106 05/19/23 USD 3,900.00 USD 44,196 (66,780)
Caterpillar, Inc. .............................. 200 06/16/23 USD 150.00 USD 4,376 (2,800)
FedEx Corp. ................................ 125 06/16/23 USD 140.00 USD 2,847 (1,063)
S&P 500 Index .............................. 76 06/16/23 USD 3,700.00 USD 31,688 (87,400)
(238,013)
$ (1,099,157)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Call
Sold Protection on
5-Year Credit Default
Swap ......... 5.00%
iTraxx Europe
Crossover Index
Series 39.V1 Quarterly Citibank NA 06/21/23 NR EUR 425.00 EUR 21,011 $ (168,447)
Put
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 40.V1 5.00 % Quarterly
Morgan Stanley & Co.
International plc 07/19/23 NR USD 87.00 USD 8,000 (11,169)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 40.V1 5.00 Quarterly Barclays Bank plc 05/17/23 NR USD 89.00 USD 10,000 (1,624)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American Investment
Grade Index Series
40.V1 1.00 Quarterly Citibank NA 06/21/23 NR USD 125.00 USD 75,000 (21,259)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American Investment
Grade Index Series
40.V1 1.00 Quarterly
Morgan Stanley & Co.
International plc 07/19/23 NR USD 140.00 USD 50,000 (19,581)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American Investment
Grade Index Series
40.V1 1.00 Quarterly
Morgan Stanley & Co.
International plc 07/19/23 NR USD 140.00 USD 30,000 (11,749)
(65,382)
$ (233,829)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
April 30, 2023
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover Index Series 39.V1 . 5.00 % Quarterly 06/20/28 EUR 23,163 $ 312,809 $ 264,710 $ 48,099
iTraxx Europe Crossover Index Series 39.V1 . 5.00 Quarterly 06/20/28 EUR 23,163 (1,165,000) (4,098) (1,160,902)
iTraxx Europe Main Index Series 39.V1 ..... 1.00 Quarterly 06/20/28 EUR 1,009 (10,177) 3,069 (13,246)
iTraxx Europe Senior Financials Index Series
39.V1 ......................... 1.00 Quarterly 06/20/28 EUR 3,092 (6,819) 42,388 (49,207)
iTraxx Europe Subordinated Financials Index
Series 39.V1 ..................... 1.00 Quarterly 06/20/28 EUR 20,719 879,484 1,375,224 (495,740)
Markit CDX North American High Yield Index
Series 40.V1 ..................... 5.00 Quarterly 06/20/28 USD 33,160 (327,303) (146,537) (180,766)
Markit CDX North American High Yield Index
Series 40.V1 ..................... 5.00 Quarterly 06/20/28 USD 33,160 (326,632) 41,810 (368,442)
$ (643,638) $ 1,576,566 $ (2,220,204)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.18% Quarterly 1-day EFFR Quarterly 10/21/25 USD 143 $ 12,273 $ — $ 12,273
1-day SOFR Quarterly 0.17% Quarterly 10/21/25 USD 143 (12,394) — (12,394)
$ (121) $ — $ (121)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Staples, Inc. ............. 5.00 % Quarterly Morgan Stanley & Co. International plc 12/20/23 USD 1,150 $ 11,804 $ 10,290 $ 1,514
Pitney Bowes, Inc. ......... 1.00 Quarterly Barclays Bank plc 06/20/24 USD 1,000 56,113 74,388 (18,275)
Pitney Bowes, Inc. ......... 1.00 Quarterly Barclays Bank plc 06/20/24 USD 370 20,762 28,308 (7,546)
Pitney Bowes, Inc. ......... 1.00 Quarterly BNP Paribas SA 06/20/24 USD 750 42,084 52,356 (10,272)
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 06/20/24 USD 750 42,084 51,008 (8,924)
Staples, Inc. ............. 5.00 Quarterly Barclays Bank plc 06/20/24 USD 500 17,912 33,515 (15,603)
Staples, Inc. ............. 5.00 Quarterly Goldman Sachs International 06/20/24 USD 525 18,808 29,743 (10,935)
Xerox Corp. ............. 1.00 Quarterly BNP Paribas SA 06/20/24 USD 1,500 7,270 32,665 (25,395)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 270 (15,205) 7,444 (22,649)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 12/20/24 USD 12,650 (180,200) (106,850) (73,350)
Southwest Airlines Co. ...... 1.00 Quarterly Citibank NA 12/20/24 USD 10,000 (76,054) (68,055) (7,999)
Vue International Bidco plc ... 5.00 Quarterly Goldman Sachs International 12/20/24 EUR 740 72,260 48,922 23,338
Ally Financial, Inc. ......... 5.00 Quarterly Citibank NA 06/20/25 USD 1,320 (66,821) (60,916) (5,905)
Ally Financial, Inc. ......... 5.00 Quarterly Citibank NA 06/20/25 USD 880 (44,547) (40,617) (3,930)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 06/20/25 USD 270 (17,502) 14,375 (31,877)
Electricite de France SA ..... 1.00 Quarterly Citibank NA 06/20/25 EUR 4,530 (45,620) (19,844) (25,776)
Macy's Retail Holdings LLC ... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,300 44,288 239,189 (194,901)
Pitney Bowes, Inc. ......... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,000 140,753 224,111 (83,358)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,000 (10,520) 46,164 (56,684)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,200 (12,624) 42,166 (54,790)
Simon Property Group LP .... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/25 USD 4,325 (45,500) 155,400 (200,900)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 12/20/26 USD 5,150 (123,107) (110,782) (12,325)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 899 (10,461) 15,698 (26,159)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 1,201 (13,976) 19,640 (33,616)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 899 (10,461) 15,698 (26,159)
Koninklijke DSM NV ........ 1.00 Quarterly Barclays Bank plc 06/20/27 EUR 1,725 (56,025) (24,346) (31,679)
Koninklijke DSM NV ........ 1.00 Quarterly BNP Paribas SA 06/20/27 EUR 2,300 (74,700) (34,870) (39,830)
STMicroelectronics NV ...... 1.00 Quarterly Bank of America NA 06/20/27 EUR 3,533 (102,539) (85,412) (17,127)

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
April 30, 2023
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
STMicroelectronics NV ...... 1.00 % Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 3,500 $ (101,571) $ (54,810) $ (46,761)
STMicroelectronics NV ...... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 500 (14,510) (9,487) (5,023)
STMicroelectronics NV ...... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 5,300 (153,808) (137,509) (16,299)
Altice France SA .......... 5.00 Quarterly Barclays Bank plc 12/20/27 EUR 1,023 123,166 79,009 44,157
Altice France SA .......... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 2,047 246,332 169,418 76,914
BASF SE ............... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 6,300 (144,611) 61,702 (206,313)
BASF SE ............... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/27 EUR 1,567 (35,961) 31,726 (67,687)
BMW Finance NV ......... 1.00 Quarterly Bank of America NA 12/20/27 EUR 3,133 (54,473) 29,524 (83,997)
BMW Finance NV ......... 1.00 Quarterly Goldman Sachs International 12/20/27 EUR 1,567 (27,237) 14,126 (41,363)
BMW Finance NV ......... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/27 EUR 3,200 (55,632) 25,342 (80,974)
BorgWarner, Inc. .......... 1.00 Quarterly BNP Paribas SA 12/20/27 USD 2,000 (28,510) 25,767 (54,277)
INEOS Group Holdings SA ... 5.00 Quarterly BNP Paribas SA 12/20/27 EUR 449 (51,753) (44,836) (6,917)
Intesa Sanpaolo SpA ....... 1.00 Quarterly BNP Paribas SA 12/20/27 EUR 2,100 143,138 157,442 (14,304)
NatWest Group plc ......... 1.00 Quarterly BNP Paribas SA 12/20/27 EUR 3,550 86,084 164,634 (78,550)
Pitney Bowes, Inc. ......... 1.00 Quarterly Bank of America NA 12/20/27 USD 750 246,073 186,101 59,972
Pitney Bowes, Inc. ......... 1.00 Quarterly Barclays Bank plc 12/20/27 USD 510 167,329 123,144 44,185
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 12/20/27 USD 1,500 492,143 517,501 (25,358)
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 12/20/27 USD 450 147,644 117,705 29,939
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 12/20/27 USD 300 98,429 76,244 22,185
Pitney Bowes, Inc. ......... 1.00 Quarterly Goldman Sachs International 12/20/27 USD 500 164,048 120,797 43,251
Pitney Bowes, Inc. ......... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 1,000 328,097 327,284 813
Santander Issuances SAU .... 1.00 Quarterly Bank of America NA 12/20/27 EUR 3,500 112,664 180,426 (67,762)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 12/20/27 USD 5,250 14,057 75,964 (61,907)
Simon Property Group LP .... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 3,650 9,773 52,913 (43,140)
Standard Chartered plc ...... 1.00 Quarterly Barclays Bank plc 12/20/27 EUR 7,000 185,620 254,653 (69,033)
Stellantis NV ............. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 6,700 (1,078,075) (729,325) (348,750)
Tesco plc ............... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 8,300 (71,665) 128,892 (200,557)
UniCredit SpA ............ 1.00 Quarterly Goldman Sachs International 12/20/27 EUR 2,100 138,969 155,310 (16,341)
UniCredit SpA ............ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 1,939 128,315 130,285 (1,970)
Xerox Corp. ............. 1.00 Quarterly Citibank NA 12/20/27 USD 490 51,878 53,106 (1,228)
Xerox Corp. ............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 830 87,874 90,276 (2,402)
Caterpillar, Inc. ........... 1.00 Quarterly Citibank NA 06/20/28 USD 9,000 (237,093) (234,339) (2,754)
Credit Suisse Group Finance
Guernsey Ltd. .......... 1.00 Quarterly Barclays Bank plc 06/20/28 EUR 225 7,449 13,437 (5,988)
Credit Suisse Group Finance
Guernsey Ltd. .......... 1.00 Quarterly BNP Paribas SA 06/20/28 EUR 133 4,403 6,163 (1,760)
Credit Suisse Group Finance
Guernsey Ltd. .......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 113 3,741 6,453 (2,712)
Credit Suisse Group Finance
Guernsey Ltd. .......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 200 6,622 11,607 (4,985)
Credit Suisse Group Finance
Guernsey Ltd. .......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 117 3,874 7,221 (3,347)
Credit Suisse Group Finance
Guernsey Ltd. .......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 112 3,708 6,142 (2,434)
Deutsche Bank AG ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 131 5,946 7,702 (1,756)
Deutsche Bank AG ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 117 5,311 6,509 (1,198)
Deutsche Bank AG ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 600 27,235 51,614 (24,379)
Deutsche Bank AG ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 352 15,978 19,583 (3,605)
Ford Motor Co. ........... 5.00 Quarterly Morgan Stanley & Co. International plc 06/20/28 USD 3,370 (252,659) (171,438) (81,221)
MetLife, Inc. ............. 1.00 Quarterly BNP Paribas SA 06/20/28 USD 2,000 16,019 15,430 589
Monitchem Holdco 3 SA ..... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 626 10 (29,541) 29,551
Monitchem Holdco 3 SA ..... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 626 10 (32,625) 32,635
Paramount Global ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 4,150 203,305 189,318 13,987
Southwest Airlines Co. ...... 1.00 Quarterly Citibank NA 06/20/28 USD 10,070 89,838 104,155 (14,317)
$ – $ – $ –
$ 625,800 $ 2,940,103 $ (2,314,303)
$ – $ – $ –

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
April 30, 2023
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Casino Guichard Perrachon
SA ............. 5.00 % Quarterly Barclays Bank plc 06/20/23 CCC+ EUR 480 $ (77,030) $ (14,422) $ (62,608)
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
Credit Suisse
International 06/20/23 CCC+ EUR 720 (115,546) (21,868) (93,678)
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
Credit Suisse
International 06/20/23 CCC+ EUR 800 (128,384) (9,271) (119,113)
Novafives SAS ....... 5.00 Quarterly
Goldman Sachs
International 06/20/23 B- EUR 258 773 (2,647) 3,420
Novafives SAS ....... 5.00 Quarterly
Goldman Sachs
International 06/20/23 B- EUR 452 1,356 (4,334) 5,690
Casino Guichard Perrachon
SA ............. 5.00 Quarterly BNP Paribas SA 12/20/23 CCC+ EUR 961 (577,586) (66,415) (511,171)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/23 BB- EUR 4,482 79,483 (74,669) 154,152
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/23 BB- EUR 2,900 51,428 (50,867) 102,295
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Goldman Sachs
International 12/20/23 BB- EUR 2,800 49,655 (45,605) 95,260
thyssenkrupp AG ...... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/23 BB EUR 1,680 2,134 (24,275) 26,409
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/24 CCC+ EUR 420 (65,702) (55,618) (10,084)
Telecom Italia SpA ..... 5.00 Quarterly Barclays Bank plc 12/20/24 B+ EUR 500 30,420 16,590 13,830
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 NR USD 1,300 125,012 101,398 23,614
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 NR USD 2,200 211,559 176,471 35,088
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 NR USD 3,000 288,489 193,600 94,889
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 NR USD 2,000 192,326 140,622 51,704
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 NR USD 667 64,109 53,714 10,395
Altice France SA ...... 5.00 Quarterly Barclays Bank plc 12/20/25 B- EUR 1,023 (39,836) (21,527) (18,309)
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B- EUR 2,047 (79,672) (45,913) (33,759)
CCO Holdings LLC .... 5.00 Quarterly BNP Paribas SA 12/20/25 BB- USD 909 71,543 89,388 (17,845)
CCO Holdings LLC .... 5.00 Quarterly BNP Paribas SA 12/20/25 BB- USD 545 42,926 53,658 (10,732)
CCO Holdings LLC .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 2,000 157,394 188,028 (30,634)
CCO Holdings LLC .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 545 42,926 54,113 (11,187)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly BNP Paribas SA 06/20/26 BB- EUR 1,200 (51,492) (66,699) 15,207
Vue International Bidco plc 5.00 Quarterly
Goldman Sachs
International 06/20/26 NR EUR 667 (90,268) (24,286) (65,982)
Vue International Bidco plc 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/26 NR EUR 700 (94,781) (27,703) (67,078)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 BB- EUR 950 (59,295) 30,730 (90,025)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 BB- EUR 500 (31,208) 17,177 (48,385)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/26 BB- EUR 950 (59,295) 36,029 (95,324)
K+S AG ............ 5.00 Quarterly
Credit Suisse
International 12/20/26 BB+ EUR 1,500 168,089 122,670 45,419
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 NR EUR 2,000 (61,555) (120,504) 58,949
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 NR EUR 700 (21,544) (40,833) 19,289
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 NR EUR 3,000 (92,332) (167,067) 74,735
TK Elevator Holdco GmbH 5.00 Quarterly
Goldman Sachs
International 12/20/26 CCC+ EUR 850 31,783 (9,747) 41,530
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 2,000 (83,600) (248,723) 165,123
United Group BV ...... 5.00 Quarterly Barclays Bank plc 06/20/27 B EUR 1,770 (251,514) (90,642) (160,872)

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
April 30, 2023
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
United Group BV ...... 5.00 % Quarterly BNP Paribas SA 06/20/27 B EUR 470 $ (66,786) $ (21,788) $ (44,998)
United Group BV ...... 5.00 Quarterly
Goldman Sachs
International 06/20/27 B EUR 860 (122,205) (74,833) (47,372)
United Group BV ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 B EUR 1,770 (251,514) (101,943) (149,571)
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 125 (33,167) (26,760) (6,407)
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 182 (48,345) (39,019) (9,326)
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 12/20/27 CCC+ EUR 248 (66,012) (54,820) (11,192)
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC+ EUR 377 (100,165) (81,430) (18,735)
CMA CGM SA ........ 5.00 Quarterly Bank of America NA 12/20/27 NR EUR 800 71,280 (24,539) 95,819
CMA CGM SA ........ 5.00 Quarterly BNP Paribas SA 12/20/27 NR EUR 1,187 105,762 (40,154) 145,916
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 12/20/27 NR EUR 2,390 212,950 (52,776) 265,726
CVS Health Corp. ..... 1.00 Quarterly Citibank NA 12/20/27 BBB USD 5,000 101,717 70,605 31,112
HCA, Inc. ........... 5.00 Quarterly Citibank NA 12/20/27 BBB- USD 1,000 176,019 146,076 29,943
NRG Energy, Inc. ...... 5.00 Quarterly Barclays Bank plc 12/20/27 BB USD 1,100 94,349 65,822 28,527
NRG Energy, Inc. ...... 5.00 Quarterly Barclays Bank plc 12/20/27 BB USD 1,000 85,772 61,825 23,947
Oracle Corp. ......... 1.00 Quarterly Citibank NA 12/20/27 BBB USD 5,000 79,071 35,769 43,302
United Group BV ...... 5.00 Quarterly
Goldman Sachs
International 12/20/27 B EUR 486 (77,215) (61,435) (15,780)
AT&T, Inc. ........... 1.00 Quarterly Bank of America NA 06/20/28 BBB USD 3,000 (2,491) (4,148) 1,657
AT&T, Inc. ........... 1.00 Quarterly Barclays Bank plc 06/20/28 BBB USD 5,000 (4,152) (14,642) 10,490
AT&T, Inc. ........... 1.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/28 BBB USD 3,000 (2,491) (3,389) 898
HCA, Inc. ........... 5.00 Quarterly Barclays Bank plc 06/20/28 BBB- USD 4,000 755,378 686,145 69,233
Loxam SAS ......... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/28 B EUR 3,109 (302,964) (417,461) 114,497
Oracle Corp. ......... 1.00 Quarterly Bank of America NA 06/20/28 BBB USD 5,000 72,756 6,216 66,540
Oracle Corp. ......... 1.00 Quarterly Barclays Bank plc 06/20/28 BBB USD 3,000 43,654 22,545 21,109
Stena AB ........... 5.00 Quarterly Bank of America NA 06/20/28 BB- EUR 1,599 19,793 38,919 (19,126)
Verizon Communications,
Inc. ............. 1.00 Quarterly Barclays Bank plc 06/20/28 BBB+ USD 3,000 (2,027) (4,841) 2,814
Verizon Communications,
Inc. ............. 1.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/28 BBB+ USD 3,000 (2,027) (678) (1,349)
Yum! Brands, Inc. ..... 1.00 Quarterly BNP Paribas SA 06/20/28 BB USD 1,000 5,256 (2,707) 7,963
Yum! Brands, Inc. ..... 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/28 BB USD 2,000 10,513 (20,668) 31,181
$ 383,474 $ 126,444 $ 257,030
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Pitney Bowes, Inc. ... Quarterly
1-day SOFR minus
0.25% Quarterly Citibank NA 06/13/23 USD 10 $ 1,200 $ — $ 1,200

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
April 30, 2023
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
JPMorgan Chase
Bank NA
(b)
06/12/23 $ (86,846) $ (6,520)
(c)
$ (93,386) 0.0%
(d)
Monthly
Merrill Lynch
International &
Co.
(e)
02/15/28 (769,342) (15,391)
(f)
(787,050) 0.1
Monthly
Merrill Lynch
International &
Co.
(g)
02/15/28 1,809,791 (233,269)
(h)
1,590,076 0.6
$ (255,180) $ 709,640
(b) (e) (g)
Range: 195 basis points 0 basis points 20-250 basis points
Benchmarks: USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01) EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average (SONIA)
USD - 1D Overnight Bank Funding Rate (OBFR01)
(c)
Amount includes $20 of net dividends and financing fees.
(d)
Rounds to less than 0.1%.
(f)
Amount includes $2,317 of net dividends and financing fees.
(h)
Amount includes $(13,554) of net dividends and financing fees.
The following table represents the individual short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date June 12, 2023:
Shares Value
% of Basket
Value
Reference Entity — Short
Common Stocks
United States
Bank of Hawaii Corp. ....... (302) $ (14,626) 15.7%
Cullen/Frost Bankers, Inc. ... (82) (9,041) 9.7
Synovus Financial Corp. .... (584) (17,987) 19.2
Western Alliance Bancorp .... (827) (30,698) 32.9
Zions Bancorp NA ......... (755) (21,034) 22.5
(93,386)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ (93,386)
The following table represents the individual short positions and related values of equity securities underlying the total return swap with Merrill Lynch International &
Co., as of period end, termination date February 15, 2028:
Shares Value
% of Basket
Value
Reference Entity — Short
Common Stocks
United States
Brandywine Realty Trust .... (5,000) $ (19,650) 2.5%
Frontier Communications Parent,
Inc. ................. (10,000) (225,400) 28.6
Pitney Bowes, Inc. ........ (30,000) (105,300) 13.4
Sabre Corp. ............. (70,000) (280,000) 35.6
Xerox Holdings Corp. ....... (10,000) (156,700) 19.9
(787,050)
Net Value of Reference Entity — Merrill Lynch
International & Co. ..................... $ (787,050)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch
International & Co., as of period end, termination date February 15, 2028:
Reference Entity — Long
Common Stocks
Germany
ADLER Group SA ......... 26,636 $ 16,201 1.0%
Ghana
Tullow Oil plc ............ 965,300 338,879 21.3
Italy
Telecom Italia SpA ........ 2,854,550 839,563 52.8

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
April 30, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Shares Value
% of Basket
Value
Luxembourg
Lottomatica Group Spa ..... 74,614 $ 739,955 46.5%
United Kingdom
EnQuest plc ............. 2,969,582 623,479 39.2
Liberty Global plc, Class A ... 60,802 1,186,247 74.6
1,809,726
United States
Altice USA, Inc., Class A .... 59,932 209,762 13.2
Total Reference Entity — Long ............ 3,954,086
Shares Value
% of Basket
Value
Reference Entity — Short
Investment Companies
Ireland
Invesco AT1 Capital Bond UCITS
ETF ................ (4,255) $ (91,251) (5.7) %
United States
iShares iBoxx $ High Yield
Corporate Bond ETF ..... (25,996) (1,959,059) (123.2)
iShares Preferred & Income
Securities ETF ......... (10,000) (313,700) (19.7)
(2,272,759)
Total Reference Entity — Short ............ (2,364,010)
Net Value of Reference Entity — Merrill Lynch
International & Co. ..................... $ 1,590,076
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day EFFR ......................................... Effective Federal Funds Rate 4.83%
1-day SOFR ......................................... Secured Overnight Financing Rate 4.81
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 89,900,640 $ — $ 89,900,640
Common Stocks
Canada ............................................. — — 290,608 290,608
Germany ............................................ 78,497 33,314 — 111,811
Japan ............................................... — — 1 1
Netherlands ........................................... 2,085,511 — — 2,085,511
United Kingdom ........................................ 180,981 2,813,215 36 2,994,232

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
April 30, 2023
Level 1 Level 2 Level 3 Total
United States .......................................... $ 6,703,423 $ 1,739,832 $ 1,229,709 $ 9,672,964
Corporate Bonds
Australia ............................................. — 476,028 — 476,028
Austria .............................................. — 5,294,601 — 5,294,601
Brazil ............................................... — 369,875 — 369,875
Canada ............................................. — 376,159 — 376,159
Cayman Islands ........................................ — 4,390 — 4,390
Chile ............................................... — 258,076 — 258,076
China ............................................... — 7,000,716 — 7,000,716
Colombia ............................................ — 790,711 — 790,711
Cyprus .............................................. — 1,029,479 — 1,029,479
Czech Republic ........................................ — 1,287,718 — 1,287,718
Dominican Republic ..................................... — 196,200 — 196,200
France .............................................. — 41,109,281 376,850 41,486,131
Germany ............................................ — 33,456,400 428,110 33,884,510
Ghana .............................................. — 3,506,948 — 3,506,948
Greece .............................................. — 1,073,871 — 1,073,871
India ............................................... — 509,109 1,076,786 1,585,895
Indonesia ............................................ — 433,243 — 433,243
Israel ............................................... — 15,338,082 — 15,338,082
Italy ................................................ — 33,379,004 — 33,379,004
Japan ............................................... — 7,356,326 — 7,356,326
Kuwait .............................................. — 371,888 — 371,888
Luxembourg .......................................... — 28,234,929 — 28,234,929
Mexico .............................................. — 576,142 — 576,142
Morocco ............................................. — 215,509 — 215,509
Netherlands ........................................... — 12,258,839 — 12,258,839
Nigeria .............................................. — 159,350 — 159,350
Oman ............................................... — 194,600 — 194,600
Portugal ............................................. — 11,684,548 — 11,684,548
Romania ............................................. — 3,329,501 — 3,329,501
Singapore ............................................ — 180,038 — 180,038
Slovenia ............................................. — 889,098 — 889,098
South Africa ........................................... — 565,566 — 565,566
South Korea .......................................... — 6,643,567 — 6,643,567
Spain ............................................... — 26,272,618 — 26,272,618
Sweden ............................................. — 4,495,965 — 4,495,965
Switzerland ........................................... — 2,464,291 — 2,464,291
Tanzania, United Republic Of ............................... — 187,850 — 187,850
United Arab Emirates .................................... — 974,767 — 974,767
United Kingdom ........................................ — 92,705,404 22,311,261 115,016,665
United States .......................................... — 342,956,535 43,004,750 385,961,285
Zambia .............................................. — 3,382,490 — 3,382,490
Floating Rate Loan Interests
France .............................................. — 2,852,040 — 2,852,040
Germany ............................................ — 1,576,928 — 1,576,928
Ireland .............................................. — 1,435,633 — 1,435,633
Jersey, Channel Islands ................................... — — 314,856 314,856
Luxembourg .......................................... — 2,758,276 9 2,758,285
Netherlands ........................................... — 5,951,353 — 5,951,353
Singapore ............................................ — 69,848 — 69,848
United Kingdom ........................................ — 4,504,134 — 4,504,134
United States .......................................... — 50,688,954 8,325,203 59,014,157
Foreign Agency Obligations ................................. — 12,458,793 — 12,458,793
Foreign Government Obligations .............................. — 9,379,167 — 9,379,167
Investment Companies .................................... 159,940 — — 159,940
Non-Agency Mortgage-Backed Securities ........................ — 37,993,711 — 37,993,711
Preferred Securities ....................................... — — 4,133,085 4,133,085
U.S. Treasury Obligations ................................... — 10,293,020 — 10,293,020
Warrants .............................................. 45,910 1,159 99,523 146,592
Short-Term Securities
Borrowed Bond Agreements ................................. — 40,738,705 — 40,738,705
Certificates of Deposit ..................................... — 907,682 — 907,682
Money Market Funds ...................................... 70,589,514 — — 70,589,514
Fair Value Hierarchy as of Period End (continued)

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
April 30, 2023
Level 1 Level 2 Level 3 Total
Options Purchased
Credit contracts .......................................... $ — $ 301,076 $ — $ 301,076
Equity contracts .......................................... 1,923,520 43,194 — 1,966,714
Liabilities
Borrowed Bonds ......................................... — (40,606,826) — (40,606,826)
Investment Sold Short
Common Stocks ......................................... (163,625) — — (163,625)
U.S. Treasury Obligations ................................... — (5,810,748) — (5,810,748)
$ 81,603,671 $ 922,012,812 $ 81,590,787 $ 1,085,207,270
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 2,498,801 $ — $ 2,498,801
Equity contracts ........................................... — 1,200 — 1,200
Foreign currency exchange contracts ............................ — 437,723 — 437,723
Interest rate contracts ....................................... 38,847 12,273 — 51,120
Liabilities
Credit contracts ........................................... — (7,010,107) — (7,010,107)
Equity contracts ........................................... (1,318,449) (835,431) — (2,153,880)
Foreign currency exchange contracts ............................ — (10,943,414) — (10,943,414)
Interest rate contracts ....................................... (612,694) (12,394) — (625,088)
$ (1,892,296) $ (15,851,349) $ — $ (17,743,645)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Preferred
Stocks Warrants Total
Investments
Assets
Opening balance, as of July 31, 2022 ................................................ $ 1,459,363 $ 49,161,103 $ 11,316,378 $ 3,760,186 $ 119,134 $ 65,816,164
Transfers into Level 3 .......................................................... — — 1,194,128 — 3,764 1,197,892
Transfers out of Level 3 ......................................................... (13,393) — (2,720,595) — — (2,733,988)
Accrued discounts/premiums ...................................................... — 32,423 14,618 — — 47,041
Net realized gain (loss) ......................................................... (1,423) 564 (185,102) — — (185,961)
Net change in unrealized appreciation (depreciation)
(a)
..................................... 163,989 2,707,652 271,402 (406,709) (23,375) 2,712,959
Purchases .................................................................. — 26,022,885 9,120,429 779,608 — 35,922,922
Sales ..................................................................... (88,182) (10,726,870) (10,371,190) — — (21,186,242)
Closing balance, as of April 30, 2023 .................................................
$ 1,520,354 $ 67,197,757 $ 8,640,068 $ 4,133,085 $ 99,523 $ 81,590,787
Net change in unrealized appreciation (depreciation) on investments still held at April 30, 2023
(a)
..........
$ 163,989 $ 2,707,652 $ (37,223) $ (406,709) $ (23,375) $ 2,404,334
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at April 30, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.
Fair Value Hierarchy as of Period End (continued)

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
April 30, 2023
Schedule of Investments
(unaudited) (continued)
April 30, 2023
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)
For the period end April 30, 2023, the valuation technique for investments classified as Corporate Bonds amounting to $654,661 changed to Discount Cash Flow approach. The investments were previously valued utilizing an Option Pricing Model. The change was due to consideration of the information that was available at the time the investments were valued.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $8,173,567. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.
Value
Valuation
Approaches Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Common Stocks ............................. $ 1,520,202 Market Time to Exit 0.9 - 1.8 years 1.2 years
Volatility 35% - 75% 36%
Revenue Multiple 4.00x –
Corporate Bonds
(b)
............................ 67,205,491 Income Discount Rate 6% - 35% 8%
Floating Rate Interests ......................... 461,000 Income Discount Rate 11% - 12% 11%
Preferred Stocks ............................. 4,133,085 Income Discount Rate 13% –
Market Revenue Multiple 9.50x - 20.00x 14.53x
Gross Profit Multiple 5.76x –
EBITDA Multiple 15.00x –
Time to Exit 3.0 years –
Volatility 90% –
Warrants .................................. 97,442 Market Time to Exit 0.1 - 0.3 years 0.1 years
Volatility 49% - 75% 63%
Revenue Multiple 9.50x - 9.50x 9.50x
Income Discount Rate 35% –
$ 73,417,220
Currency Abbreviation
EUR Euro
GBP British Pound
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviation
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
DAC Designated Activity Company
EFFR Effective Federal Funds Rate
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
NASDAQ National Association of Securities Dealers Automated
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts